AS FILED WITH THE SECURITIES AND EXCHANGE ON SEPTEMBER 28, 2004

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-08261

                              MEMBERS MUTUAL FUNDS
               (Exact name of registrant as specified in charter)

                             5910 Mineral Point Road
                               Madison, WI 53705
                     (Name and address of agent for service)

       Registrant's telephone number including area code: (608) 238-5851

Date of fiscal year end:     October 31

Date of reporting period:    July 31, 2004

ITEM 1. SCHEDULE OF INVESTMENTS

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                                  JULY 31, 2004

[GRAPHIC OF INVEST WHERE YOU BELONG]

                                INVEST where you
                                       BELONG.

                                                               [LOGO OF MEMBERS]
                                                                  MUTUAL FUNDS

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                                TABLE OF CONTENTS
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
                                                                            Page
                                                                            ----
PORTFOLIOS OF INVESTMENTS

               Cash Reserves Fund ........................................    2

               Bond Fund .................................................    3

               High Income Fund ..........................................    6

               Balanced Fund .............................................   15

               Growth and Income Fund ....................................   19

               Capital Appreciation Fund .................................   21

               Mid-Cap Fund ..............................................   23

               Multi-Cap Growth Fund .....................................   25

               International Stock Fund ..................................   27

NOTES TO PORTFOLIOS OF INVESTMENTS .......................................   31

OTHER INFORMATION ........................................................   35

-------------------------------------------------------------- [LOGO OF MEMBERS]
QUARTERLY HOLDINGS REPORT JULY 31, 2004                          MUTUAL FUNDS
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   2        CASH RESERVES FUND -- PORTFOLIO OF INVESTMENTS (UNAUDITED)
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
                                                                          Value
   Par Value                                                            (Note 1)
   ---------                                                            --------
COMMERCIAL PAPER (A) - 45.63%

               CONSUMER STAPLES - 3.90%
$    800,000   Coca-Cola Co.
               1.350%, due 09/02/04 .........................      $     799,040
                                                                   -------------
               FINANCE - 37.83%
     800,000   CXC, Inc. (C)
               1.300%, due 08/18/04 .........................            799,509
     600,000   Fountain Square Commercial Funding (C)
               1.420%, due 09/03/04 .........................            599,219
     800,000   General Electric Capital Corp.
               1.350%, due 08/25/04 .........................            799,280
     800,000   Greyhawk Funding LLC
               1.310%, due 08/06/04 .........................            799,855
     912,000   Moat Funding LLC
               1.320%, due 08/17/04 .........................            911,465
   1,000,000   Morgan Stanley Dean Witter & Co.
               1.400%, due 08/02/04 .........................          1,000,000
     300,000   Nestle Capital Corp.
               1.110%, due 08/24/04 .........................            299,787
     500,000   Perry Global Funding LLC
               1.300%, due 08/12/04 .........................            499,801
     750,000   Thames Asset Global Securitization, Inc.
               1.330%, due 08/16/04 .........................            749,584
     500,000   Three Rivers Funding
               1.380%, due 08/26/04 .........................            499,521
     800,000   Wells Fargo Bank NA San Francisco
               1.300%, due 08/10/04 .........................            800,001
                                                                   -------------
                                                                       7,758,022
                                                                   -------------
               FOREIGN - 3.90%
     800,000   Government Of Quebec
               1.300%, due 08/23/04 .........................            799,365
                                                                   -------------
               TOTAL COMMERCIAL PAPER .......................          9,356,427
               (Cost $9,356,427)                                   -------------

CORPORATE NOTES AND BONDS - 22.46%

               CONSUMER STAPLES - 2.45%
     500,000   PepsiCo, Inc.
               4.500%, due 09/15/04 .........................            501,998
                                                                   -------------
               FINANCE - 17.56%
   1,000,000   American Express Credit Corp. (G)
               1.412%, due 08/05/04 .........................          1,000,000
     800,000   American Honda Finance Corp. (C) (G)
               1.360%, due 09/10/04 .........................            800,000
     500,000   Bank of America Corp. (G)
               1.913%, due 10/22/04 .........................            500,399
     800,000   Bayerische Landesbank (G)
               1.440%, due 08/24/04 .........................            800,000
     500,000   CIT Group, Inc. (G)
               1.510%, due 08/16/04 .........................            500,618
                                                                   -------------
                                                                       3,601,017
                                                                   -------------
               HEALTH CARE - 2.45%
     500,000   Pfizer, Inc.
               3.625%, due 11/01/04 .........................            502,947
                                                                   -------------
               TOTAL CORPORATE NOTES AND BONDS ..............          4,605,962
               (Cost $4,605,962)                                   -------------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 23.47%

               FEDERAL FARM CREDIT BANK (A) - 4.85%
   1,000,000   1.330%, due 01/05/05 .........................            994,200
                                                                   -------------
               FEDERAL HOME LOAN BANK - 2.44%
     500,000   1.305%, due 04/22/05 .........................            500,000
                                                                   -------------
               FEDERAL HOME LOAN MORTGAGE CORP.(A) - 11.33%
   2,323,000   1.210%, due 08/03/04 .........................          2,322,844
                                                                   -------------
               FEDERAL NATIONAL MORTGAGE ASSOCIATION (A) (G) - 2.43%
     500,000   1.248%, due 08/14/04 .........................            499,892
                                                                   -------------
               U.S. TREASURY STRIP (A) - 2.42%
     500,000   1.420%, due 02/15/05 .........................            496,198
                                                                   -------------
               TOTAL U.S. GOVERNMENT AND AGENCY
               OBLIGATIONS ..................................          4,813,134
               (Cost $4,813,134)                                   -------------

INVESTMENT COMPANIES - 8.84%
   1,003,300   One Group Institutional Prime Money
               Market Fund ..................................          1,003,300
     808,426   SSgA Prime Money Market Fund .................            808,426
                                                                   -------------
               TOTAL INVESTMENT COMPANIES ...................          1,811,726
               (Cost $1,811,726)                                   -------------
TOTAL INVESTMENTS - 100.40% .................................         20,587,249
(Cost $20,587,249**)                                               -------------
NET OTHER ASSETS AND LIABILITIES - (0.40)% ..................            (82,850)
                                                                   -------------
TOTAL NET ASSETS - 100.00% ..................................      $  20,504,399
                                                                   =============

-------------------------------
          **   Aggregate cost for Federal tax purposes.
         (A)   Rate noted represents annualized yield at time of purchase.
         (C)   Security sold within the terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors." The securities have been determined to be liquid under guidelines established by the Board of Trustees.
         (G)   Floating rate or variable rate notes.

              See accompanying Notes to Portfolios of Investments.

[LOGO OF MEMBERS] --------------------------------------------------------------
  MUTUAL FUNDS                           QUARTERLY HOLDINGS REPORT JULY 31, 2004

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               BOND FUND -- PORTFOLIO OF INVESTMENTS (UNAUDITED)            3
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
                                                                          Value
   Par Value                                                            (Note 1)
   ---------                                                            --------
ASSET BACKED - 4.50%
$    262,227   ABSC Long Beach Home Equity Loan Trust,
               Series 2000-LB1, Class AF5 (M)
               8.050%, due 09/21/30 .........................      $     277,167
     300,000   Ameriquest Mortgage Co.,
               Series 2004-FR1, Class M2 (M)
               5.210%, due 05/25/34 .........................            290,573
   1,000,000   Countrywide Asset-Backed Certificates,
               Series 2003-S1, Class A4
               5.009%, due 12/25/32 .........................          1,016,978
     560,000   GMAC Home Equity Loan Trust,
               Series 2004-HE2, Class M1 (G)
               3.950%, due 10/25/33 .........................            541,589
     700,000   Green Tree Home Equity Loan Trust,
               Series 1999-A, Class B1
               8.970%, due 11/15/27 .........................            767,847
   1,500,000   New Century Home Equity Loan Trust,
               Series 2003-5, Class AI5
               5.500%, due 11/25/33 .........................          1,507,057
   1,621,000   Residential Asset Mortgage Products, Inc.,
               Series 2003-RS9, Class AI5
               4.990%, due 03/25/31 .........................          1,638,321
                                                                   -------------
               TOTAL ASSET BACKED ...........................          6,039,532
               (Cost $5,939,657)                                   -------------

COMMERCIAL MORTGAGE BACKED - 3.83%
   1,200,000   Greenwich Capital Commercial Funding Corp.,
               Series 2004-GG1, Class A7 (G)
               5.320%, due 06/10/36 .........................          1,212,195
   1,063,857   Morgan Stanley Capital I, Inc.,
               Series 1999-CAM1, Class A3
               6.920%, due 03/15/32 .........................          1,139,036
     500,000   Morgan Stanley Capital I, Inc.,
               Series 2004-TP13, Class A3
               4.390%, due 09/13/45 .........................            482,654
   2,000,000   Morgan Stanley Dean Witter Capital I, Inc.,
               Series 2000-PRIN, Class A4
               7.490%, due 01/23/15 .........................          2,298,036
                                                                   -------------
               TOTAL COMMERCIAL MORTGAGE BACKED .............          5,131,921
               (Cost $5,068,530)                                   -------------

PRIVATE LABEL MORTGAGE BACKED - 1.08%
   1,439,208   Countrywide Alternative Loan Trust,
               Series 2002-5, Class A10
               6.750%, due 06/25/32 .........................          1,452,880
                                                                   -------------
               TOTAL PRIVATE LABEL MORTGAGE BACKED ..........          1,452,880
               (Cost $1,463,465)                                   -------------

CORPORATE NOTES AND BONDS - 28.80%

               CABLE - 1.50%
     650,000   Comcast Cable Communications, Inc.
               6.875%, due 06/15/09 .........................            713,121
     800,000   Comcast Corp.
               5.300%, due 01/15/14 .........................            780,490
     500,000   Cox Communications, Inc.
               6.875%, due 06/15/05 .........................            517,025
                                                                   -------------
                                                                       2,010,636
                                                                   -------------
               CAPITAL GOODS - 0.38%
     500,000   United Technologies Corp.
               6.625%, due 11/15/04 .........................            506,601
                                                                   -------------
               COMMUNICATION SERVICES - 0.73%
   1,000,000   Clear Channel Communications, Inc.
               4.250%, due 05/15/09 .........................            977,901
                                                                   -------------
               CONSUMER DISCRETIONARY - 0.52%
     700,000   Carnival Corp. (D)
               3.750%, due 11/15/07 .........................            695,242
                                                                   -------------
               CONSUMER STAPLES - 0.93%
     750,000   Coca-Cola Enterprises, Inc.
               4.375%, due 09/15/09 .........................            754,609
     500,000   Safeway, Inc.
               4.125%, due 11/01/08 .........................            493,037
                                                                   -------------
                                                                       1,247,646
                                                                   -------------
               ENERGY - 3.12%
     700,000   Centerpoint Energy, Inc.
               7.875%, due 04/01/13 .........................            808,737
     400,000   ConocoPhillips
               8.500%, due 05/25/05 .........................            419,852
     500,000   Occidental Petroleum Corp.
               5.875%, due 01/15/07 .........................            528,156
     800,000   Pemex Project Funding Master Trust
               7.375%, due 12/15/14 .........................            838,000
     450,000   Texaco Capital, Inc.
               5.700%, due 12/01/08 .........................            461,790
   1,000,000   Valero Energy Corp.
               7.500%, due 04/15/32 .........................          1,128,946
                                                                   -------------
                                                                       4,185,481
                                                                   -------------
               FINANCE - 7.57%
     500,000   AIG SunAmerica Global Financing XII (C)
               5.300%, due 05/30/07 .........................            523,106
     750,000   American Association of Retired Persons (C)
               7.500%, due 05/01/31 .........................            859,126
     500,000   American General Finance Corp.
               4.625%, due 09/01/10 .........................            497,777
     850,000   Bank of America Corp.
               4.875%, due 01/15/13 .........................            836,930
     500,000   Bear Stearns Cos., Inc.
               7.800%, due 08/15/07 .........................            557,834
     500,000   Burlington Resources Finance Co.
               5.700%, due 03/01/07 .........................            525,959
   1,000,000   Cendant Corp.
               6.250%, due 01/15/08 .........................          1,072,920

              See accompanying Notes to Portfolios of Investments.

-------------------------------------------------------------- [LOGO OF MEMBERS]
QUARTERLY HOLDINGS REPORT JULY 31, 2004                          MUTUAL FUNDS

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   4        BOND FUND -- PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)
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
                                                                          Value
   Par Value                                                            (Note 1)
   ---------                                                            --------
CORPORATE NOTES AND BONDS (CONTINUED)

               FINANCE (CONTINUED)
$    500,000   CIT Group, Inc.
               7.375%, due 04/02/07 .........................      $     547,357
     750,000   Goldman Sachs Group, Inc.
               5.700%, due 09/01/12 .........................            768,703
     750,000   Household Finance Corp.
               6.500%, due 11/15/08 .........................            814,993
     500,000   Merrill Lynch & Co., Inc.
               7.375%, due 05/15/06 .........................            540,123
     500,000   U.S. Bank N.A.
               6.300%, due 02/04/14 .........................            539,040
     750,000   Wachovia Corp.
               4.950%, due 11/01/06 .........................            778,021
     500,000   Washington Mutual Finance Corp.
               6.250%, due 05/15/06 .........................            529,095
     800,000   Wells Fargo & Co.
               3.125%, due 04/01/09 .........................            765,630
                                                                   -------------
                                                                      10,156,614
                                                                   -------------
               INDUSTRIALS - 7.03%
   1,000,000   Caterpillar Financial Services Corp.
               2.500%, due 10/03/06 .........................            985,454
   1,000,000   DaimlerChrysler NA Holding Corp.
               4.750%, due 01/15/08 .........................          1,016,975
   1,000,000   Dow Chemical Co.
               5.750%, due 12/15/08 .........................          1,054,230
     500,000   Ford Motor Credit Co.
               7.600%, due 08/01/05 .........................            522,398
     500,000   Ford Motor Credit Co.
               5.800%, due 01/12/09 .........................            508,837
     500,000   GE Global Insurance Holding Corp.
               7.000%, due 02/15/26 .........................            529,943
     800,000   General Electric Co.
               5.000%, due 02/01/13 .........................            798,562
     500,000   General Motors Acceptance Corp.
               6.125%, due 08/28/07 .........................            524,063
     600,000   General Motors Acceptance Corp.
               6.875%, due 09/15/11 .........................            615,940
     200,000   International Paper Co.
               7.875%, due 08/01/06 .........................            216,646
     400,000   Raytheon Co.
               4.500%, due 11/15/07 .........................            408,272
     650,000   Waste Management, Inc.
               6.875%, due 05/15/09 .........................            717,149
     450,000   Waste Management, Inc.
               6.375%, due 11/15/12 .........................            480,796
   1,000,000   Weyerhaeuser Co.
               6.875%, due 12/15/33 .........................          1,040,693
                                                                   -------------
                                                                       9,419,958
                                                                   -------------
               PIPELINE - 0.57%
     750,000   Kinder Morgan, Inc.
               6.650%, due 03/01/05 .........................            768,237
                                                                   -------------
               TELECOMMUNICATIONS - 2.34%
     750,000   Bellsouth Capital Funding Corp.
               7.875%, due 02/15/30 .........................            872,939
     750,000   SBC Communications, Inc.
               5.875%, due 08/15/12 .........................            779,085
     250,000   Sprint Capital Corp.
               7.125%, due 01/30/06 .........................            264,410
     200,000   Telephone & Data Systems, Inc.
               7.000%, due 08/01/06 .........................            211,843
     500,000   Verizon Wireless Capital LLC
               5.375%, due 12/15/06 .........................            522,215
     500,000   Vodafone Group PLC (D)
               5.000%, due 12/16/13 .........................            490,958
                                                                   -------------
                                                                       3,141,450
                                                                   -------------
               TRANSPORTATION - 1.21%
     750,000   Burlington Northern Santa Fe Corp.
               6.375%, due 12/15/05 .........................            784,216
     750,000   Norfolk Southern Corp.
               7.250%, due 02/15/31 .........................            834,427
                                                                   -------------
                                                                       1,618,643
                                                                   -------------
               UTILITIES - 2.90%
     750,000   DTE Energy Co.
               6.450%, due 06/01/06 .........................            788,169
     500,000   Energy East Corp.
               8.050%, due 11/15/10 .........................            578,767
     750,000   Niagara Mohawk Power Co.
               7.750%, due 05/15/06 .........................            809,411
     250,000   Progress Energy, Inc.
               7.750%, due 03/01/31 .........................            283,210
     600,000   Virginia Electric and Power Co., Series A
               5.750%, due 03/31/06 .........................            626,112
     750,000   Wisconsin Electric Power Co.
               6.500%, due 06/01/28 .........................            798,619
                                                                   -------------
                                                                       3,884,288
                                                                   -------------
               TOTAL CORPORATE NOTES AND BONDS ..............         38,612,697
               (Cost $37,751,348)                                  -------------

MORTGAGE BACKED - 32.25%

               FEDERAL HOME LOAN MORTGAGE CORP.- 7.51%
   1,648,720   5.000%, due 05/01/18 Pool # E96322 ...........          1,662,411
   1,000,571   7.000%, due 07/15/27 Series 1974, Class ZA ...          1,051,029
   2,500,000   5.500%, due 05/15/28 Series 2519, Class NG ...          2,601,485
      19,000   8.000%, due 06/01/30 Pool # C01005 ...........             20,625
     159,374   7.000%, due 03/01/31 Pool # C48133 ...........            168,779
     344,955   6.500%, due 01/01/32 Pool # C62333 ...........            360,938
     966,561   6.000%, due 09/01/32 Pool # C70558 ...........            992,470
   3,280,959   5.000%, due 07/01/33 Pool # A11325                      3,206,223
                                                                   -------------
                                                                      10,063,960
                                                                   -------------
               FEDERAL NATIONAL MORTGAGE ASSOCIATION - 20.19%
     125,438   6.000%, due 05/01/16 Pool # 582558 ...........            131,101
     398,610   5.500%, due 09/01/17 Pool # 657335 ...........            410,395
   1,236,424   5.500%, due 02/01/18 Pool # 673194 ...........          1,272,977
   1,464,467   4.500%, due 09/01/18 Pool # 737144 ...........          1,443,187
     197,488   8.000%, due 05/01/21 Pool # 253847 ...........            204,645
   1,139,841   5.500%, due 12/01/22 Pool # 254587 ...........          1,161,412
     248,850   7.000%, due 11/01/31 Pool # 607515 ...........            263,435

              See accompanying Notes to Portfolios of Investments.

[LOGO OF MEMBERS] --------------------------------------------------------------
  MUTUAL FUNDS                           QUARTERLY HOLDINGS REPORT JULY 31, 2004

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         BOND FUND -- PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)      5
--------------------------------------------------------------------------------

                                                                          Value
   Par Value                                                            (Note 1)
   ---------                                                            --------
MORTGAGE BACKED (CONTINUED)

               FEDERAL NATIONAL MORTGAGE ASSOCIATION (CONTINUED)
$    243,001   6.000%, due 02/01/32 Pool # 611619 ...........      $     249,741
     918,843   6.500%, due 03/01/32 Pool # 631377 ...........            960,071
     109,108   7.000%, due 05/01/32 Pool # 644591 ...........            115,503
   2,519,120   6.500%, due 06/01/32 Pool # 545691 ...........          2,632,153
     674,660   6.000%, due 12/01/32 Pool # 676552 ...........            693,374
   2,715,396   5.500%, due 04/01/33 Pool # 690206 ...........          2,728,734
   2,038,272   5.500%, due 05/01/33 Pool # 704523 ...........          2,048,284
   1,176,270   6.000%, due 05/01/33 Pool # 555436 ...........          1,208,075
   2,297,373   6.000%, due 08/01/33 Pool # 729418 ...........            939,955
   2,297,373   6.000%, due 08/01/33 Pool # 729423 ...........          1,418,841
   1,416,758   5.000%, due 10/01/33 Pool # 254903 ...........          1,385,523
   2,603,894   5.500%, due 11/01/33 Pool # 555880 ...........          2,616,685
   2,170,301   5.000%, due 05/01/34 Pool # 775604 ...........            205,878
   2,170,301   5.000%, due 05/01/34 Pool # 780890 ...........            485,537
   2,170,301   5.000%, due 05/01/34 Pool # 782214 ...........          1,426,348
     320,198   5.000%, due 06/01/34 Pool # 255230 ...........            312,446
   2,746,403   5.500%, due 06/01/34 Pool # 780384 ...........          2,756,304
                                                                   -------------
                                                                      27,070,604
                                                                   -------------
               GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 4.55%
      33,275   8.000%, due 10/20/15 Pool # 002995 ...........             35,563
   1,100,000   5.008%, due 12/16/25 Series 2004-43, Class C (G)        1,102,070
   2,057,937   6.500%, due 09/20/28 Series 1998-21, Class ZB           2,142,017
     162,077   6.500%, due 02/20/29 Pool # 002714 ...........            169,603
      25,401   7.500%, due 05/20/30 Pool # 002921 ...........             27,311
      52,566   7.500%, due 08/20/30 Pool # 002957 ...........             56,520
     125,490   6.500%, due 04/20/31 Pool # 003068 ...........            131,270
   2,400,000   6.000%, due 07/20/32 Series 2002-50, Class PE           2,443,889
                                                                   -------------
                                                                       6,108,243
                                                                   -------------
               TOTAL MORTGAGE BACKED ........................         43,242,807
               (Cost $43,026,853)                                  -------------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 28.02%

               FEDERAL FARM CREDIT BANK - 0.81%
     500,000   6.125%, due 12/29/15 .........................            544,715
     500,000   5.875%, due 10/03/16 .........................            536,098
                                                                   -------------
                                                                       1,080,813
                                                                   -------------
               FEDERAL HOME LOAN MORTGAGE CORP.- 2.93%
   2,500,000   4.875%, due 11/15/13 .........................          2,486,840
   1,500,000   4.500%, due 01/15/14 .........................          1,447,799
                                                                   -------------
                                                                       3,934,639
                                                                   -------------
               FEDERAL NATIONAL MORTGAGE ASSOCIATION - 3.98%
   3,000,000   4.000%, due 09/02/08 .........................          3,003,720
   1,300,000   4.125%, due 04/15/14 .........................          1,213,477
   1,000,000   6.625%, due 11/15/30 .........................          1,117,768
                                                                   -------------
                                                                       5,334,965
                                                                   -------------
               U.S. TREASURY BOND - 2.79%
   3,300,000   6.250%, due 05/15/30 .........................          3,745,757
                                                                   -------------
               U.S. TREASURY NOTES - 17.51%
   3,800,000   1.500%, due 03/31/06 .........................          3,738,991
   5,200,000   2.000%, due 05/15/06 .........................          5,149,622
   2,500,000   2.625%, due 11/15/06 .........................          2,489,160
   4,780,000   3.250%, due 01/15/09 .........................          4,715,580
   1,000,000   2.625%, due 03/15/09 .........................            957,930
     950,000   4.250%, due 11/15/13 .........................            935,193
   3,069,090   2.000%, due 01/15/14 (J) .....................          3,077,002
   2,500,000   4.000%, due 02/15/14 .........................          2,408,888
                                                                   -------------
                                                                      23,472,366
                                                                   -------------
               TOTAL U.S. GOVERNMENT AND AGENCY
               OBLIGATIONS ..................................         37,568,540
               (Cost $37,797,738)                                  -------------

      Shares
      ------
INVESTMENT COMPANIES - 26.35%
   2,092,977   SSgA Prime Money Market Fund .................          2,092,977
  33,034,308   State Street Navigator Securities
               Lending Prime Portfolio (I) ..................         33,238,240
                                                                   -------------
               TOTAL INVESTMENT COMPANIES ...................         35,331,217
               (Cost $35,127,285)                                  -------------
TOTAL INVESTMENTS - 124.83% .................................        167,379,594
(Cost $166,174,876**)                                              -------------
NET OTHER ASSETS AND LIABILITIES - (24.83)% .................        (33,301,097)
                                                                   -------------
TOTAL NET ASSETS - 100.00% ..................................      $ 134,078,497
                                                                   =============

-------------------------------
          **   Aggregate cost for Federal tax purposes was $166,449,151.
         (C)   Security sold within the terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors." The securities have been determined to be liquid under guidelines established by the Board of Trustees.
         (D)   Notes and bonds, issued by foreign entities, denominated in U.S.
               dollars. The aggregate of these securities is 0.88% of total net assets.
         (G)   Floating rate or variable rate note.
         (I)   Represents collateral held in connection with securities lending.
         (J)   U.S. Treasury inflation-protection securities (TIPS) are
               securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.
         (M)   Stated interest rate is contingent upon sufficient collateral market value. If collateral market value falls below the stated level, the issuer will either initiate a clean-up call or increase the stated interest rate.

              See accompanying Notes to Portfolios of Investments.

-------------------------------------------------------------- [LOGO OF MEMBERS]
QUARTERLY HOLDINGS REPORT JULY 31, 2004                          MUTUAL FUNDS

--------------------------------------------------------------------------------
   6          HIGH INCOME FUND -- PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                          Value
   Par Value                                                            (Note 1)
   ---------                                                            --------
ASSET BACKED - 0.50%
$     66,447   Continental Airlines, Inc.,
               Series 1997-4, Class B
               6.900%, due 01/02/17 .........................      $      53,470
      43,369   Continental Airlines, Inc.,
               Series 1998-1, Class B
               6.748%, due 03/15/17 .........................             33,484
     118,327   Continental Airlines, Inc.,
               Series 1999-1, Class B
               6.795%, due 08/02/18 .........................             96,008
     134,670   Continental Airlines, Inc.,
               Series 1999-2, Class B
               7.566%, due 03/15/20 .........................            105,940
      45,000   Delta Air Lines, Inc.,
               Series 2000-1, Class B
               7.920%, due 05/18/12 .........................             26,358
                                                                   -------------
               TOTAL ASSET BACKED ...........................            315,260
               (Cost $321,621)                                     -------------

COMMERCIAL MORTGAGE BACKED - 1.58%
     352,233   Asset Securitization Corp.,
               Series 1996-MD6, Class A7 (G)
               8.289%, due 11/13/26 .........................            353,348
     180,000   Commercial Mortgage Acceptance Corp.,
               Series 1998-C2, Class F (C) (G)
               5.440%, due 09/15/30 .........................            167,199
     100,000   CS First Boston Mortgage Securities
               Corp., Series 1998-C2, Class F (C)
               6.750%, due 11/11/30 .........................             90,468
     120,000   First Union National Bank Commercial
               Mortgage, Series 2000-C2, Class H
               6.750%, due 10/15/32 .........................            107,033
      85,000   GE Capital Commerical Mortgage Corp. (C) (G)
               7.785%, due 01/15/33 .........................             84,916
     115,000   GMAC Commercial Mortgage Securities, Inc. (C) (G)
               7.900%, due 04/15/34 .........................            120,623
   1,003,958   Morgan Stanley Capital I, Inc.,
               Series 2004-RR, Class FX (C)
               1.580%, due 03/28/14, IO .....................             77,295
                                                                   -------------
               TOTAL COMMERCIAL MORTGAGE BACKED .............          1,000,882
               (Cost $969,746)                                     -------------

CORPORATE NOTES AND BONDS - 90.13%

               AEROSPACE/DEFENSE - 0.85%
     110,000   K & F Industries, Inc., Series B
               9.250%, due 10/15/07 .........................            112,750
      55,000   K & F Industries, Inc., Series B
               9.625%, due 12/15/10 .........................             60,088
     235,000   L-3 Communications Corp.
               7.625%, due 06/15/12 .........................            250,862
     105,000   TransDigm, Inc.
               8.375%, due 07/15/11 .........................            110,775
                                                                   -------------
                                                                         534,475
                                                                   -------------
               BASIC MATERIALS - 6.51%
     445,000   Abitibi-Consolidated, Inc. (D)
               8.550%, due 08/01/10 .........................            471,694
      30,000   Buckeye Technologies, Inc.
               8.000%, due 10/15/10 .........................             28,200
     155,000   Buckeye Technologies, Inc.
               8.500%, due 10/01/13 .........................            159,262
     170,000   Dresser, Inc.
               9.375%, due 04/15/11 .........................            184,025
     405,000   Equistar Chemicals LP/Equistar Funding Corp.
               10.625%, due 05/01/11 ........................            449,550
     705,000   Georgia-Pacific Corp.
               9.375%, due 02/01/13 .........................            817,800
      30,000   Hexcel Corp.
               9.875%, due 10/01/08 .........................             33,375
     220,000   Hexcel Corp.
               9.750%, due 01/15/09 .........................            231,000
      30,000   Huntsman International LLC
               9.875%, due 03/01/09 .........................             32,025
     350,000   Huntsman International LLC
               10.125%, due 07/01/09 ........................            356,125
     137,000   Interface, Inc.
               10.375%, due 02/01/10 ........................            153,783
     205,000   Newark Group, Inc. (C)
               9.750%, due 03/15/14 .........................            196,800
     195,000   Norske Skog Canada, Ltd. (D)
               8.625%, due 06/15/11 .........................            209,625
      95,000   Norske Skog Canada, Ltd. (D)
               7.375%, due 03/01/14 .........................             94,525
     455,000   Rhodia S.A. (C) (D)
               8.875%, due 06/01/11 .........................            391,300
      65,000   Sovereign Specialty Chemicals, Inc.
               11.875%, due 03/15/10 ........................             66,950
      97,000   Tempur Pedic, Inc. and Tempur
               Production USA, Inc.
               10.250%, due 08/15/10 ........................            109,246
     115,000   United States Steel Corp.
               9.750%, due 05/15/10 .........................            127,938
                                                                   -------------
                                                                       4,113,223
                                                                   -------------
               BUILDING AND CONSTRUCTION - 2.66%
     120,000   American Standard, Inc.
               7.375%, due 02/01/08 .........................            130,800
     220,000   Building Materials Corp. of America (C)
               7.750%, due 08/01/14 .........................            219,450
      85,000   Corrections Corp. of America
               9.875%, due 05/01/09 .........................             94,456
      75,000   Corrections Corp. of America
               7.500%, due 05/01/11 .........................             77,344
     100,000   D. R. Horton, Inc.
               5.000%, due 01/15/09 .........................             99,500
     375,000   D. R. Horton, Inc.
               8.000%, due 02/01/09 .........................            418,125
     175,000   Joy Global, Inc., Series B
               8.750%, due 03/15/12 .........................            196,875
     190,000   Ply Gem Industries, Inc. (C)
               9.000%, due 02/15/12 .........................            191,900
     250,000   WCI Communities, Inc.
               7.875%, due 10/01/13 .........................            255,625
                                                                   -------------
                                                                       1,684,075
                                                                   -------------

              See accompanying Notes to Portfolios of Investments.

[LOGO OF MEMBERS] --------------------------------------------------------------
  MUTUAL FUNDS                           QUARTERLY HOLDINGS REPORT JULY 31, 2004

--------------------------------------------------------------------------------
   HIGH INCOME FUND -- PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)     7
--------------------------------------------------------------------------------

                                                                          Value
   Par Value                                                            (Note 1)
   ---------                                                            --------
CORPORATE NOTES AND BONDS (CONTINUED)

               CHEMICALS AND DRUGS - 2.38%
$    165,000   Acetex Corp. (D)
               10.875%, due 08/01/09 ........................      $     180,675
     155,000   Alpharma, Inc. (C)
               8.625%, due 05/01/11 .........................            160,038
     190,000   Hercules, Inc. (C)
               6.750%, due 10/15/29 .........................            186,200
     210,000   IMC Global, Inc.
               10.875%, due 08/01/13 ........................            256,200
      10,000   Kronos International, Inc. (F)
               8.875%, due 06/30/09 .........................             12,783
     175,000   Lyondell Chemical Co.
               9.500%, due 12/15/08 .........................            183,093
      55,000   Lyondell Chemical Co.
               11.125%, due 07/15/12 ........................             61,394
      60,000   Nalco Co. (C)
               7.750%, due 11/15/11 .........................             62,400
     115,000   Nalco Co. (C)
               8.875%, due 11/15/13 .........................            120,750
     140,000   Nova Chemicals Corp. (D)
               6.500%, due 01/15/12 .........................            139,300
     130,000   Rockwood Specialties Group, Inc.
               10.625%, due 05/15/11 ........................            139,750
                                                                   -------------
                                                                       1,502,583
                                                                   -------------
               COMMUNICATION - 6.19%
     150,000   American Tower Corp.
               9.375%, due 02/01/09 .........................            160,125
      85,000   CCO Holdings LLC/CCO Holdings Capital Corp.
               8.750%, due 11/15/13 .........................             81,600
      80,000   Charter Communciations Operating
               LLC/Charter Communications Capital Corp. (C)
               8.375%, due 04/30/14 .........................             77,200
     820,000   Charter Communications Holdings LLC/
               Charter Communications Capital Corp.
               8.625%, due 04/01/09 .........................            619,100
     520,000   Charter Communications Holdings
               LLC/Charter Communications Capital Corp.
               9.920%, due 04/01/11 .........................            388,700
      60,000   Citizens Communications Co.
               9.250%, due 05/15/11 .........................             64,125
      15,000   Esprit Telecom Group PLC (D) (E)
               10.875%, due 06/15/08 ........................                  2
     960,000   Nextel Communications, Inc.
               7.375%, due 08/01/15 .........................          1,008,000
     300,000   Qwest Capital Funding, Inc.
               7.250%, due 02/15/11 .........................            258,000
     200,000   Qwest Corp. (C)
               9.125%, due 03/15/12 .........................            220,000
     885,000   Qwest Services Corp. (C)
               14.000%, due 12/15/10 ........................          1,036,556
                                                                   -------------
                                                                       3,913,408
                                                                   -------------
               CONSUMER CYCLICALS - 1.46%
     120,000   Advanced Accesory Systems LLC, Series B
               10.750%, due 06/15/11 ........................            120,300
     255,000   Burns, Philp Capital Property, Ltd. (D)
               9.750%, due 07/15/12 .........................            265,838
     105,000   Dura Operating Corp., Series D
               9.000%, due 05/01/09 .........................            100,275
     300,000   Safilo Capital International S.A. (C) (F)
               9.625%, due 05/15/13 .........................            339,274
      55,000   Technical Olympic USA, Inc.
               9.000%, due 07/01/10 .........................             56,650
      40,000   Technical Olympic USA, Inc.
               7.500%, due 03/15/11 .........................             37,200
     440,000   WestPoint Stevens, Inc. (E)
               7.875%, due 06/15/05 .........................              2,750
     105,000   WestPoint Stevens, Inc. (E)
               7.875%, due 06/15/08 .........................                656
                                                                   -------------
                                                                         922,943
                                                                   -------------
               CONSUMER SERVICES - 2.26%
      65,000   GEO Group, Inc.
               8.250%, due 07/15/13 .........................             65,975
     425,000   Iron Mountain, Inc.
               8.625%, due 04/01/13 .........................            456,344
      70,000   Iron Mountain, Inc.
               7.750%, due 01/15/15 .........................             71,575
     110,000   Merisant Co. (C)
               9.500%, due 07/15/13 .........................            115,500
      30,000   Pinnacle Foods Holding Corp. (C)
               8.250%, due 12/01/13 .........................             28,800
     245,000   Roundy's, Inc., Series B
               8.875%, due 06/15/12 .........................            256,637
      80,000   United Biscuits Finance PLC (F)
               10.625%, due 04/15/11 ........................            103,948
     115,000   United Rentals North America, Inc.
               6.500%, due 02/15/12 .........................            110,975
     150,000   United Rentals North America, Inc.
               7.750%, due 11/15/13 .........................            145,125
      80,000   United Rentals North America, Inc.
               7.000%, due 02/15/14 .........................             73,000
                                                                   -------------
                                                                       1,427,879
                                                                   -------------
               CONSUMER STAPLES - 1.26%
      35,000   K2, Inc. (C)
               7.375%, due 07/01/14 .........................             35,656
     200,000   Levi Strauss & Co.
               7.000%, due 11/01/06 .........................            194,000
     125,000   Michael Foods, Inc.
               8.000%, due 11/15/13 .........................            130,312
     200,000   Revlon Consumer Products Corp.
               8.625%, due 02/01/08 .........................            172,000
     105,000   Samsonite Corp. (C)
               8.875%, due 06/01/11 .........................            106,838
     145,000   Seminis Vegetable Seeds, Inc.
               10.250%, due 10/01/13 ........................            158,775
                                                                   -------------
                                                                         797,581
                                                                   -------------

              See accompanying Notes to Portfolios of Investments.

-------------------------------------------------------------- [LOGO OF MEMBERS]
QUARTERLY HOLDINGS REPORT JULY 31, 2004                          MUTUAL FUNDS

--------------------------------------------------------------------------------
   8    HIGH INCOME FUND -- PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

                                                                          Value
   Par Value                                                            (Note 1)
   ---------                                                            --------
CORPORATE NOTES AND BONDS (CONTINUED)

               CONTAINERS/PACKAGING - 4.91%
$    209,000   Corp Durango, S.A. de C.V., Series A (C)(D)(E)
               13.750%, due 07/15/09 ........................      $     111,293
     250,000   Crown European Holdings S.A. (D)
               9.500%, due 03/01/11 .........................            273,750
     295,000   Crown European Holdings S.A. (D)
               10.875%, due 03/01/13 ........................            338,512
     195,000   Graham Packaging Co., Inc.
               8.750%, due 01/15/08 .........................            200,850
      50,000   Graphic Packaging Corp.
               8.500%, due 08/15/11 .........................             54,250
     260,000   Graphic Packaging Corp.
               9.500%, due 08/15/13 .........................            286,000
     125,000   Greif, Inc.
               8.875%, due 08/01/12 .........................            136,250
     175,000   Jefferson Smurfit Corp.
               8.250%, due 10/01/12 .........................            186,813
     170,000   Kappa Beheer BV (D)
               10.625%, due 07/15/09 ........................            179,350
     295,000   Owens-Brockway Glass Container, Inc.
               8.875%, due 02/15/09 .........................            320,812
     115,000   Owens-Brockway Glass Container, Inc.
               8.750%, due 11/15/12 .........................            126,500
     310,000   Owens-Brockway Glass Container, Inc.
               8.250%, due 05/15/13 .........................            324,725
     105,000   Plastipak Holdings, Inc.
               10.750%, due 09/01/11 ........................            113,006
      95,000   Pliant Corp. (B)
               0.000%, due 06/15/09 .........................             84,075
     175,000   Pliant Corp.
               13.000%, due 06/01/10 ........................            159,687
     150,000   Pliant Corp.
               13.000%, due 06/01/10 ........................            137,250
      25,000   Portola Packaging, Inc. (C)
               8.250%, due 02/01/12 .........................             21,500
      45,000   Stone Container Finance Co. (C) (D)
               7.375%, due 07/15/14 .........................             45,338
                                                                   -------------
                                                                       3,099,961
                                                                   -------------
               DURABLE GOODS - 2.16%
     185,000   Dana Corp
               7.000%, due 03/01/29 .........................            183,150
     150,000   Dana Corp.
               6.500%, due 03/01/09 .........................            157,500
      30,000   Dana Corp.
               10.125%, due 03/15/10 ........................             34,200
      60,000   Dana Corp.
               9.000%, due 08/15/11 .........................             70,800
      65,000   Metaldyne Corp.
               11.000%, due 06/15/12 ........................             57,850
     100,000   Metaldyne Corp. (C)
               10.000%, due 11/01/13 ........................            100,000
     310,000   Navistar International Corp.
               7.500%, due 06/15/11 .........................            320,075
     155,000   Rexnord Corp.
               10.125%, due 12/15/12 ........................            171,275
     235,000   Tenneco Automotive, Inc., Series B
               10.250%, due 07/15/13 ........................            267,900
                                                                   -------------
                                                                       1,362,750
                                                                   -------------
               ENERGY - 11.41%
     445,000   AES Corp. (C)
               8.750%, due 05/15/13 .........................            486,162
     125,000   AES Corp. (C)
               9.000%, due 05/15/15 .........................            136,563
     250,000   Allegheny Energy Supply Co., LLC (C)
               8.250%, due 04/15/12 .........................            251,250
     135,000   AmeriGas Partners, L.P./AmeriGas Eagle
               Finance Corp., Series B
               8.875%, due 05/20/11 .........................            146,813
     125,000   Belden & Blake Corp. (C)
               8.750%, due 07/15/12 .........................            127,344
     130,000   Calpine Corp.
               8.500%, due 02/15/11 .........................             81,250
     475,000   Calpine Corp. (C)
               8.750%, due 07/15/13 .........................            380,000
     120,000   Chesapeake Energy Corp.
               8.125%, due 04/01/11 .........................            131,100
      83,000   Chesapeake Energy Corp. (C) (H)
               7.000%, due 08/15/14 .........................             83,830
     190,000   Chesapeake Energy Corp.
               6.875%, due 01/15/16 .........................            187,150
     160,000   Citgo Petroleum Corp.
               11.375%, due 02/01/11 ........................            185,600
     200,000   CMS Energy Corp.
               8.500%, due 04/15/11 .........................            210,000
     100,000   Edison Mission Energy
               7.730%, due 06/15/09 .........................            103,250
     455,000   El Paso Corp.
               7.000%, due 05/15/11 .........................            409,500
     245,000   El Paso Natural Gas Co., Series A
               7.625%, due 08/01/10 .........................            254,800
     195,000   El Paso Production Holding Co.
               7.750%, due 06/01/13 .........................            185,737
     170,000   Encore Acquisition Co.
               8.375%, due 06/15/12 .........................            184,450
      35,000   Encore Acquisition Co. (C)
               6.250%, due 04/15/14 .........................             33,687
     335,000   FirstEnergy Corp., Series B
               6.450%, due 11/15/11 .........................            354,341
      90,000   Foundation Pennsylvania Coal Co. (C)
               7.250%, due 08/01/14 .........................             90,675
     160,000   Gaz Capital S.A. (C) (D)
               8.625%, due 04/28/34 .........................            158,000
      65,000   Giant Industries, Inc.
               8.000%, due 05/15/14 .........................             66,788
     144,000   GulfTerra Energy Partners L.P., Series B
               8.500%, due 06/01/10 .........................            157,680
      65,000   Hanover Compressor Co.
               9.000%, due 06/01/14 .........................             68,413
     195,000   Hanover Equipment Trust, Series B
               8.750%, due 09/01/11 .........................            210,112
     100,000   Magnum Hunter Resources, Inc.
               9.600%, due 03/15/12 .........................            110,500
     100,000   MSW Energy Holdings LLC/MSW Energy
               Finance Co., Inc.
               7.375%, due 09/01/10 .........................            102,000
     355,000   NRG Energy, Inc. (C)
               8.000%, due 12/15/13 .........................            362,987
     100,000   OAO Gazprom (C) (D)
               9.625%, due 03/01/13 .........................            104,625

              See accompanying Notes to Portfolios of Investments.

[LOGO OF MEMBERS] --------------------------------------------------------------
  MUTUAL FUNDS                           QUARTERLY HOLDINGS REPORT JULY 31, 2004

--------------------------------------------------------------------------------
   HIGH INCOME FUND -- PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)     9
--------------------------------------------------------------------------------

                                                                          Value
   Par Value                                                            (Note 1)
   ---------                                                            --------
CORPORATE NOTES AND BONDS (CONTINUED)

               ENERGY (CONTINUED)
$     40,000   Parker Drilling Co.
               9.625%, due 10/01/13 .........................      $      42,000
     130,000   Peabody Energy Corp., Series B
               6.875%, due 03/15/13 .........................            133,900
     185,000   Peabody Energy Corp.
               5.875%, due 04/15/16 .........................            170,662
     150,000   Petroleum Geo-Services ASA (D)
               10.000%, due 11/05/10 ........................            159,000
      35,000   PG&E Corp. (C)
               6.875%, due 07/15/08 .........................             37,144
     170,000   Pioneer Natural Resources Co.
               5.875%, due 07/15/16 .........................            170,210
      55,000   Plains Exploration & Production Co. (C)
               7.125%, due 06/15/14 .........................             56,513
     170,000   Premcor Refining Group, Inc.
               7.750%, due 02/01/12 .........................            180,625
     100,000   Pride International, Inc. (C)
               7.375%, due 07/15/14 .........................            103,125
     185,000   Reliant Energy, Inc.
               9.250%, due 07/15/10 .........................            197,025
     100,000   Reliant Energy, Inc.
               9.500%, due 07/15/13 .........................            107,500
      80,000   SESI LLC
               8.875%, due 05/15/11 .........................             86,400
     155,000   TECO Energy, Inc.
               7.500%, due 06/15/10 .........................            162,363
     225,000   Vintage Petroleum, Inc.
               8.250%, due 05/01/12 .........................            241,312
                                                                   -------------
                                                                       7,212,386
                                                                   -------------
               FINANCE - 2.32%
     286,000   Alamosa, Inc. (B)
               0.000%, due 07/31/09 .........................            279,565
      32,000   Alamosa, Inc.
               11.000%, due 07/31/10 ........................             35,120
     195,000   BCP Caylux Holdings Luxembourg S.C.A. (C) (D)
               9.625%, due 06/15/14 .........................            203,287
     170,000   Bombardier Recreational Products, Inc. (C) (D)
               8.375%, due 12/15/13 .........................            172,550
      16,000   CB Richard Ellis Group, Inc.
               9.750%, due 05/15/10 .........................             17,600
     210,000   Eircom Funding (D)
               8.250%, due 08/15/13 .........................            220,500
     220,000   JSG Funding PLC (D)
               9.625%, due 10/01/12 .........................            246,400
     165,000   PCA LLC/ PCA Finance Corp.
               11.875%, due 08/01/09 ........................            174,075
     115,000   Refco Finance Holdings LLC (C) (H)
               9.000%, due 08/01/12 .........................            115,000
                                                                   -------------
                                                                       1,464,097
                                                                   -------------
               HEALTHCARE SERVICES - 2.77%
     190,000   Alliance Imaging, Inc.
               10.375%, due 04/15/11 ........................            197,125
     125,000   Beverly Enterprises, Inc. (C)
               7.875%, due 06/15/14 .........................            125,625
     105,000   Extendicare Health Services, Inc. (C)
               6.875%, due 05/01/14 .........................            100,275
     705,000   HCA, Inc.
               7.875%, due 02/01/11 .........................            780,728
     135,000   InSight Health Services Corp., Series B
               9.875%, due 11/01/11 .........................            145,463
     190,000   Mariner Health Care, Inc. (C)
               8.250%, due 12/15/13 .........................            201,400
     140,000   Tenet Healthcare Corp.
               6.500%, due 06/01/12 .........................            123,900
      75,000   Tenet Healthcare Corp. (C)
               9.875%, due 07/01/14 .........................             77,906
                                                                   -------------
                                                                       1,752,422
                                                                   -------------
               INDUSTRIALS - 7.01%
     280,000   AMSTED Industries, Inc. (C)
               10.250%, due 10/15/11 ........................            302,400
     235,000   BE Aerospace, Inc., Series B
               8.875%, due 05/01/11 .........................            229,125
      45,000   Communications & Power Industries, Inc.
               8.000%, due 02/01/12 .........................             45,450
     185,000   Da-Lite Screen Co. (C)
               9.500%, due 05/15/11 .........................            193,556
      65,000   Delco Remy International, Inc. (C)
               9.375%, due 04/15/12 .........................             63,050
      19,000   Dunlop Standard Aerospace Holdings PLC (D)
               11.875%, due 05/15/09 ........................             20,140
      89,000   Dunlop Standard Aerospace Holdings PLC (C) (D)
               11.875%, due 05/15/09 ........................             94,340
     165,000   Eagle-Picher Industries, Inc.
               9.750%, due 09/01/13 .........................            174,900
     300,000   Flextronics International, Ltd. (D)
               6.500%, due 05/15/13 .........................            294,750
     195,000   General Binding Corp.
               9.375%, due 06/01/08 .........................            198,900
      35,000   Grupo Transportacion Ferroviaria
               Mexicana, S.A. de C.V. (D)
               12.500%, due 06/15/12 ........................             37,537
      65,000   Jacuzzi Brands, Inc.
               9.625%, due 07/01/10 .........................             70,200
     185,000   JLG Industries, Inc.
               8.250%, due 05/01/08 .........................            192,400
     135,000   Johnsondiversey Holdings, Inc. (B)
               0.000%, due 05/15/13 .........................            104,625
     400,000   Johnsondiversey, Inc., Series B
               9.625%, due 05/15/12 .........................            440,000
     150,000   Manitowoc Co., Inc. (F)
               10.375%, due 05/15/11 ........................            200,316
      95,000   Manitowoc Co., Inc.
               10.500%, due 08/01/12 ........................            108,538
      40,000   Milacron Escrow Corp. (C)
               11.500%, due 05/15/11 ........................             41,600
     145,000   Muzak LLC/ Muzak Finance Corp.
               10.000%, due 02/15/09 ........................            127,600
     135,000   Ocean Rig Norway AS (D)
               10.250%, due 06/01/08 ........................            133,650
      95,000   Oxford Automotive, Inc. (C)
               12.000%, due 10/15/10 ........................             73,150
     190,000   SPX Corp.
               7.500%, due 01/01/13 .........................            193,325
     100,000   Thermadyne Holdings Corp.
               9.250%, due 02/01/14 .........................            100,000

              See accompanying Notes to Portfolios of Investments.

-------------------------------------------------------------- [LOGO OF MEMBERS]
QUARTERLY HOLDINGS REPORT JULY 31, 2004                          MUTUAL FUNDS

--------------------------------------------------------------------------------
   10   HIGH INCOME FUND -- PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

                                                                          Value
   Par Value                                                            (Note 1)
   ---------                                                            --------
CORPORATE NOTES AND BONDS (CONTINUED)

               INDUSTRIALS (CONTINUED)
$    132,000   TRW Automotive, Inc.
               9.375%, due 02/15/13 .........................      $     150,480
     130,000   TRW Automotive, Inc.
               11.000%, due 02/15/13 ........................            156,000
     185,000   Valmont Industries, Inc. (C)
               6.875%, due 05/01/14 .........................            183,150
     100,000   Werner Holding Co., Inc.
               10.000%, due 11/15/07 ........................             88,000
     405,000   Xerox Corp.
               7.625%, due 06/15/13 .........................            415,125
                                                                   -------------
                                                                       4,432,307
                                                                   -------------
               MACHINERY - 1.09%
     120,000   AGCO Corp.
               9.500%, due 05/01/08 .........................            130,200
     110,000   AGCO Corp. (F)
               6.875%, due 04/15/14 .........................            127,047
     115,000   Case New Holland, Inc. (C)
               9.250%, due 08/01/11 .........................            124,488
     230,000   Terex Corp., Series B
               10.375%, due 04/01/11 ........................            257,025
      50,000   Terex Corp.
               7.375%, due 01/15/14 .........................             50,375
                                                                   -------------
                                                                         689,135
                                                                   -------------
               MEDIA - 7.72%
     320,000   Allbritton Communications Co.
               7.750%, due 12/15/12 .........................            316,000
     250,000   Cablevision Systems Corp. (C)
               8.000%, due 04/15/12 .........................            245,625
     620,000   CSC Holdings, Inc., Series B
               8.125%, due 08/15/09 .........................            644,800
     150,000   CSC Holdings, Inc. (C)
               6.750%, due 04/15/12 .........................            144,750
     235,000   Dex Media East LLC/ Dex Media East
               Finance Co.
               12.125%, due 11/15/12 ........................            278,475
     135,000   Dex Media West LLC
               9.875%, due 08/15/13 .........................            152,213
     475,000   Dex Media, Inc. (B) (C)
               0.000%, due 11/15/13 .........................            330,125
     225,000   DirecTV Holdings LLC
               8.375%, due 03/15/13 .........................            252,000
     130,000   Emmis Operating Co. (C)
               6.875%, due 05/15/12 .........................            127,075
     345,000   Granite Broadcasting Corp.
               9.750%, due 12/01/10 .........................            315,675
     285,000   Lamar Media Corp.
               7.250%, due 01/01/13 .........................            294,262
     200,000   Lighthouse International Co. S.A. (C) (F)
               8.000%, due 04/30/14 .........................            231,597
     180,000   MediaCom Broadband LLC
               11.000%, due 07/15/13 ........................            184,500
     170,000   Medianews Group, Inc.
               6.875%, due 10/01/13 .........................            164,900
     140,000   PRIMEDIA, Inc.
               8.875%, due 05/15/11 .........................            137,550
      50,000   PRIMEDIA, Inc. (C)
               8.000%, due 05/15/13 .........................             46,000
     140,000   R. H. Donnelley Finance Corp. I
               10.875%, due 12/15/12 ........................            163,800
     400,000   Spanish Broadcasting Systems, Inc.
               9.625%, due 11/01/09 .........................            421,000
      90,000   XM Satellite Radio, Inc. (G)
               6.650%, due 05/01/09 .........................             90,900
     123,000   XM Satellite Radio, Inc. (B)
               12.000%, due 06/15/10 ........................            140,835
     185,000   Young Broadcasting, Inc.
               8.500%, due 12/15/08 .........................            193,787
                                                                   -------------
                                                                       4,875,869
                                                                   -------------
               METALS AND MINING - 1.81%
      85,000   Commonwealth Industries, Inc.
               10.750%, due 10/01/06 ........................             85,425
      40,981   Doe Run Resources Corp., Series AI (E) (K)
               14.500%, due 11/01/08 PIK ....................             31,555
      95,000   Earle M. Jorgensen Co.
               9.750%, due 06/01/12 .........................            104,975
     120,000   Ispat Inland ULC (C)
               9.750%, due 04/01/14 .........................            123,900
     180,000   Kaiser Aluminum & Chemical Corp. (E)
               9.875%, due 02/15/49 .........................            189,900
     150,000   Oregon Steel Mills, Inc.
               10.000%, due 07/15/09 ........................            159,750
     140,000   Russel Metals, Inc. (D)
               6.375%, due 03/01/14 .........................            131,600
      60,000   SGL Carbon Luxembourg S.A. (C) (F)
               8.500%, due 02/01/12 .........................             70,021
     145,000   Steel Dynamics, Inc.
               9.500%, due 03/15/09 .........................            160,950
      85,000   TriMas Corp.
               9.875%, due 06/15/12 .........................             88,825
                                                                   -------------
                                                                       1,146,901
                                                                   -------------
               PIPELINE - 2.08%
     135,000   ANR Pipeline, Co.
               9.625%, due 11/01/21 .........................            153,225
     175,000   Dynegy Holdings, Inc. (C)
               9.875%, due 07/15/10 .........................            191,188
     155,000   Dynegy Holdings, Inc.
               6.875%, due 04/01/11 .........................            139,500
      60,000   Williams Cos., Inc.
               8.625%, due 06/01/10 .........................             67,350
     737,000   Williams Cos., Inc.
               7.125%, due 09/01/11 .........................            766,480
                                                                   -------------
                                                                       1,317,743
                                                                   -------------
               PRINTING - 0.82%
     135,000   Cenveo Corp.
               7.875%, due 12/01/13 .........................            123,187
     125,000   Hollinger International Publishing, Inc.
               9.000%, due 12/15/10 .........................            145,000
      42,000   Hollinger, Inc. (C) (D)
               12.875%, due 03/01/11 ........................             48,720
     115,000   Houghton Mifflin Co.
               9.875%, due 02/01/13 .........................            118,163
      75,000   Mail-Well I Corp.
               9.625%, due 03/15/12 .........................             80,625
                                                                   -------------
                                                                         515,695
                                                                   -------------

              See accompanying Notes to Portfolios of Investments.

[LOGO OF MEMBERS] --------------------------------------------------------------
  MUTUAL FUNDS                           QUARTERLY HOLDINGS REPORT JULY 31, 2004

--------------------------------------------------------------------------------
   HIGH INCOME FUND -- PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)    11
--------------------------------------------------------------------------------

                                                                          Value
   Par Value                                                            (Note 1)
   ---------                                                            --------
CORPORATE NOTES AND BONDS (CONTINUED)

               REITS - 0.08%
$     45,000   MeriStar Hospitality Operating
               Partnership LP / MeriStar Hospitality
               Finance Corp.
               10.500%, due 06/15/09 ........................      $      48,600
                                                                   -------------
               RECREATION - 6.66%
     122,000   AMC Entertainment, Inc.
               9.500%, due 02/01/11 .........................            124,440
      55,000   Ameristar Casinos, Inc.
               10.750%, due 02/15/09 ........................             61,875
      95,000   AMF Bowling Worldwide, Inc. (C)
               10.000%, due 03/01/10 ........................             98,088
     110,000   Aztar Corp. (C)
               7.875%, due 06/15/14 .........................            111,238
     320,000   Boyd Gaming Corp. (C)
               6.750%, due 04/15/14 .........................            307,600
     140,000   Caesars Entertainment, Inc.
               8.875%, due 09/15/08 .........................            155,750
     290,000   Caesars Entertainment, Inc.
               8.125%, due 05/15/11 .........................            320,087
     470,000   Hilton Hotels Corp.
               7.625%, due 12/01/12 .........................            518,762
     185,000   Isle of Capri Casinos, Inc.
               7.000%, due 03/01/14 .........................            175,981
      75,000   Loews Cineplex Entertainment Corp. (C)
               9.000%, due 08/01/14 .........................             73,875
     140,000   Mandalay Resort Group
               9.375%, due 02/15/10 .........................            154,875
     160,000   MGM Mirage, Inc.
               8.500%, due 09/15/10 .........................            176,800
     345,000   MGM Mirage, Inc.
               8.375%, due 02/01/11 .........................            369,150
       8,000   Pinnacle Entertainment, Inc., Series B
               9.250%, due 02/15/07 .........................              8,200
     130,000   Pinnacle Entertainment, Inc.
               8.250%, due 03/15/12 .........................            124,800
     150,000   Pinnacle Entertainment, Inc., Series B
               8.750%, due 10/01/13 .........................            149,250
     165,000   Royal Caribbean Cruises, Ltd.
               6.875%, due 12/01/13 .........................            166,444
     260,000   Six Flags, Inc.
               9.750%, due 04/15/13 .........................            240,500
     285,000   Starwood Hotels & Resorts Worldwide, Inc.
               7.875%, due 05/01/12 .........................            307,087
     205,000   Station Casinos, Inc.
               6.500%, due 02/01/14 .........................            198,850
     200,000   Vail Resorts, Inc.
               6.750%, due 02/15/14 .........................            198,000
     145,000   Venetian Casino Resort LLC
               11.000%, due 06/15/10 ........................            165,300
                                                                   -------------
                                                                       4,206,952
                                                                   -------------
               RETAIL - 3.71%
     180,000   Cole National Group, Inc.
               8.875%, due 05/15/12 .........................            196,200
     360,000   Couche Tard US L.P.
               7.500%, due 12/15/13 .........................            368,100
     120,000   Dollar General Corp.
               8.625%, due 06/15/10 .........................            133,500
      80,000   Duane Reade, Inc. (C)
               9.750%, due 08/01/11 .........................             79,800
     155,000   Finlay Fine Jewelry Corp. (C)
               8.375%, due 06/01/12 .........................            162,750
     180,000   J Crew Operating Corp.
               10.375%, due 10/15/07 ........................            183,600
      40,000   Jitney-Jungle Stores of America, Inc. (E)
               12.000%, due 03/01/06 ........................                  4
      10,000   Jitney-Jungle Stores of America, Inc. (E)
               10.375%, due 09/15/07 ........................                  1
     155,000   Remington Arms Co., Inc.
               10.500%, due 02/01/11 ........................            151,900
      60,000   Rite Aid Corp.
               9.500%, due 02/15/11 .........................             65,850
     385,000   Rite Aid Corp.
               9.250%, due 06/01/13 .........................            403,287
     300,000   Saks, Inc.
               7.000%, due 12/01/13 .........................            294,000
     270,000   Williams Scotsman, Inc.
               9.875%, due 06/01/07 .........................            267,300
      35,000   Williams Scotsman, Inc.
               10.000%, due 08/15/08 ........................             37,975
                                                                   -------------
                                                                       2,344,267
                                                                   -------------
               SCHOOLS - 0.32%
     199,000   KinderCare Learning Centers, Inc., Series B
               9.500%, due 02/15/09 .........................            202,483
                                                                   -------------
               TECHNOLOGY - 1.07%
     185,000   Argo-Tech Corp. (C)
               9.250%, due 06/01/11 .........................            194,250
      80,000   BE Aerospace, Inc.
               9.500%, due 11/01/08 .........................             81,000
     243,000   Fisher Scientific International, Inc.
               8.125%, due 05/01/12 .........................            265,781
      75,000   NDC Health Corp.
               10.500%, due 12/01/12 ........................             82,125
      45,000   ON Semiconductor Corp.
               13.000%, due 05/15/08 ........................             50,738
                                                                   -------------
                                                                         673,894
                                                                   -------------
               TELECOMMUNICATIONS - 6.15%
      15,755   Avalon Cable Holding Finance, Inc.
               11.875%, due 12/01/08 ........................             16,661
     355,000   Centennial Cellular Corp Operating Co./
               Centennial Communications Corp. LLC
               10.125%, due 06/15/13 ........................            365,650

              See accompanying Notes to Portfolios of Investments.

-------------------------------------------------------------- [LOGO OF MEMBERS]
QUARTERLY HOLDINGS REPORT JULY 31, 2004                          MUTUAL FUNDS

--------------------------------------------------------------------------------
   12   HIGH INCOME FUND -- PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

                                                                          Value
   Par Value                                                            (Note 1)
   ---------                                                            --------
CORPORATE NOTES AND BONDS (CONTINUED)

               TELECOMMUNICATIONS (CONTINUED)
     129,000   Citizens Communications Co.
               9.000%, due 08/15/31 .........................      $     126,498
     175,000   Crown Castle International Corp.
               7.500%, due 12/01/13 .........................            174,562
     220,000   Dobson Communications Corp.
               8.875%, due 10/01/13 .........................            166,100
     400,000   EchoStar DBS Corp.
               6.375%, due 10/01/11 .........................            397,000
     165,000   FrontierVision Operating Partners LP (E)
               11.000%, due 10/15/06 ........................            202,950
     180,000   GCI, Inc. (C)
               7.250%, due 02/15/14 .........................            172,800
     150,000   Innova S de RL de CV (D)
               9.375%, due 09/19/13 .........................            158,250
     175,000   Insight Midwest L.P. / Insight Capital, Inc.
               9.750%, due 10/01/09 .........................            181,125
     200,000   Lucent Technologies, Inc.
               5.500%, due 11/15/08 .........................            189,000
      25,000   MCI, Inc.
               5.908%, due 05/01/07 .........................             24,219
      25,000   MCI, Inc.
               6.688%, due 05/01/09 .........................             23,031
      21,000   MCI, Inc.
               7.735%, due 05/01/14 .........................             18,926
     360,000   Nortel Networks, Ltd. (D)
               6.125%, due 02/15/06 .........................            359,550
      15,000   NTL Cable PLC (C) (D)
               8.750%, due 04/15/14 .........................             15,563
     110,000   Paxson Communications Corp.
               10.750%, due 07/15/08 ........................            112,200
     285,000   Paxson Communications Corp. (B)
               0.000%, due 01/15/09 .........................            248,662
     100,000   Rogers Wireless Communications, Inc. (D)
               6.375%, due 03/01/14 .........................             93,250
     125,000   Rural Cellular Corp.
               9.750%, due 01/15/10 .........................            115,000
     180,000   Rural Cellular Corp.
               9.875%, due 02/01/10 .........................            179,550
      40,000   Rural Cellular Corp. (C)
               8.250%, due 03/15/12 .........................             41,000
     195,000   Time Warner Telecom Holdings, Inc. (C)
               9.250%, due 02/15/14 .........................            186,225
     145,000   Time Warner Telecom, Inc.
               10.125%, due 02/01/11 ........................            128,688
     185,000   US Unwired, Inc. (C)
               10.000%, due 06/15/12 ........................            188,237
                                                                   -------------
                                                                       3,884,697
                                                                   -------------
               TRANSPORTATION - 0.87%
     110,000   CHC Helicopter Corp. (C) (D)
               7.375%, due 05/01/14 .........................            109,725
     145,000   GulfMark Offshore, Inc. (C)
               7.750%, due 07/15/14 .........................            140,287
     235,000   Kansas City Southern Railway Co.
               7.500%, due 06/15/09 .........................            236,469
      60,000   Stena AB (D)
               9.625%, due 12/01/12 .........................             65,400
                                                                   -------------
                                                                         551,881
                                                                   -------------
               UTILITIES - 2.03%
     150,000   Empresa Nacional de Electricidad S.A. (D)
               8.350%, due 08/01/13 .........................            163,595
      75,000   Illinois Power Co.
               11.500%, due 12/15/10 ........................             89,250
     230,000   Midwest Generation LLC (C)
               8.750%, due 05/01/34 .........................            243,800
     200,000   Mirant Americas Generation LLC (E)
               8.300%, due 05/01/11 .........................            158,000
     120,000   Mission Energy Holding Co.
               13.500%, due 07/15/08 ........................            148,800
      35,000   Nevada Power Co. (C)
               6.500%, due 04/15/12 .........................             34,650
     250,000   PSEG Energy Holdings, Inc.
               8.625%, due 02/15/08 .........................            271,250
      60,000   Sierra Pacific Power Co. (C)
               6.250%, due 04/15/12 .........................             58,800
     110,000   Sierra Pacific Resources (C)
               8.625%, due 03/15/14 .........................            113,850
                                                                   -------------
                                                                       1,281,995
                                                                   -------------
               WASTE DISPOSAL - 1.57%
     265,000   Allied Waste Industries, Inc., Series B
               8.875%, due 04/01/08 .........................            288,850
     360,000   Allied Waste Industries, Inc.
               6.500%, due 11/15/10 .........................            356,400
     330,000   Allied Waste Industries, Inc.
               7.875%, due 04/15/13 .........................            345,263
                                                                   -------------
                                                                         990,513
                                                                   -------------
               TOTAL CORPORATE NOTES AND BONDS ..............         56,950,715
               (Cost $55,882,007)                                  -------------

FOREIGN GOVERNMENT AND AGENCY OBLIGATIONS - 0.64%

               BRAZIL - 0.31%
     196,000   Federal Republic of Brazil (D)
               11.000%, due 08/17/40 ........................            192,080
                                                                   -------------
               PANAMA - 0.18%
     111,000   Panama Government International Bond (D)
               9.375%, due 01/16/23 .........................            115,440
                                                                   -------------
               RUSSIA - 0.15%
      65,000   Russia Government International Bond (D)
               12.750%, due 06/24/28 ........................             94,621
                                                                   -------------
               TOTAL FOREIGN GOVERNMENT AND AGENCY
               OBLIGATIONS ..................................            402,141
               (Cost $442,427)                                     -------------

              See accompanying Notes to Portfolios of Investments.

[LOGO OF MEMBERS] --------------------------------------------------------------
  MUTUAL FUNDS                           QUARTERLY HOLDINGS REPORT JULY 31, 2004

--------------------------------------------------------------------------------
   HIGH INCOME FUND -- PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)    13
--------------------------------------------------------------------------------

                                                                          Value
      Shares                                                            (Note 1)
      ------                                                            --------
COMMON STOCKS - 0.82%

               CHEMICALS AND DRUGS - 0.00%
           5   Sterling Chemicals, Inc. (L) * ...............      $         121
                                                                   -------------
               INDUSTRIALS - 0.11%
       3,315   Hayes Lemmerz International, Inc. * ..........             43,261
          16   Oxford Automotive, Inc. * ....................                  0
       1,602   Thermadyne Holdings Corp. * ..................             24,030
                                                                   -------------
                                                                          67,291
                                                                   -------------
               TELECOMMUNICATIONS - 0.49%
         625   Completel Europe N.V. * ......................             15,227
      30,063   Jazztel PLC * ................................              9,404
       1,199   Manitoba Telecom Services, Inc. ..............             40,589
       3,572   MCI, Inc. * ..................................             54,581
         921   NTL, Inc. * ..................................             48,002
      12,393   Telewest Global, Inc. *   ....................            140,041
         480   Versatel Telecom International N.V. * ........                803
                                                                   -------------
                                                                         308,647
                                                                   -------------
               UTILITIES - 0.22%
       7,046   DPL, Inc. ....................................            140,568
                                                                   -------------
               TOTAL COMMON STOCKS ..........................            516,627
               (Cost $753,289)                                     -------------

PREFERRED STOCKS - 0.40%

               INDUSTRIALS - 0.21%
       2,500   Ford Motor Co. Capital Trust II ..............            133,625
          11   HLI Operating Co., Inc. ......................                916
                                                                   -------------
                                                                         134,541
                                                                   -------------
               MEDIA - 0.19%
       1,350   PRIMEDIA, Inc. ...............................            115,762
           1   PTV, Inc. ....................................                  5
                                                                   -------------
                                                                         115,767
                                                                   -------------
               TOTAL PREFERRED STOCKS .......................            250,308
               (Cost $256,424)                                     -------------

WARRANTS AND RIGHTS - 0.01%

               CHEMICALS AND DRUGS - 0.00%
           8   Sterling Chemicals, Inc. .....................                  4
               Exp. 12/19/08 *                                     -------------

               Communication - 0.00%
         175   GT Group Telecom, Inc. .......................                  2
               Exp. 02/01/10 (C) (L) *                             -------------

               FINANCE - 0.00%
         150   Ono Finance PLC, Series A ....................                  0
               Exp. 05/31/09 (C) (L) *                             -------------

               INDUSTRIALS - 0.00%
         270   Thermadyne Holdings Corp., Class B ...........                162
               Exp. 05/23/06 *                                     -------------

               TELECOMMUNICATIONS - 0.01%
          55   XM Satellite Radio Holdings, Inc. ............              3,025
               Exp. 03/03/10 (C) *                                 -------------

               TOTAL WARRANTS AND RIGHTS ....................              3,193
               (Cost $4,593)                                       -------------

   Par Value
   ---------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (A) - 4.39%

               FEDERAL NATIONAL MORTGAGE ASSOCIATION - 4.39%
$  2,777,000   1.280%, due 08/02/04 .........................          2,776,901
                                                                   -------------
               TOTAL U.S. GOVERNMENT AND AGENCY
               OBLIGATIONS ..................................          2,776,901
               (Cost $2,776,901)                                   -------------

      Shares
      ------
INVESTMENT COMPANIES - 18.73%
         106   SSgA Prime Money Market Fund
               1.140%, due 08/02/04 .........................                106
  11,826,725   State Street Navigator Securities
               Lending Prime Portfolio (I) ..................         11,835,122
                                                                   -------------
               TOTAL INVESTMENT COMPANIES ...................         11,835,228
               (Cost $11,826,831)                                  -------------
TOTAL INVESTMENTS - 117.20% .................................         74,051,255
(Cost $73,233,839**)                                               -------------
NET OTHER ASSETS AND LIABILITIES - (17.20)% .................        (10,867,331)
                                                                   -------------
TOTAL NET ASSETS - 100.00% ..................................      $  63,183,924
                                                                   =============

              See accompanying Notes to Portfolios of Investments.

-------------------------------------------------------------- [LOGO OF MEMBERS]
QUARTERLY HOLDINGS REPORT JULY 31, 2004                          MUTUAL FUNDS

--------------------------------------------------------------------------------
   14   HIGH INCOME FUND -- PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

           *   Non-income producing.
          **   Aggregate cost for Federal tax purposes was $73,353,139.
         (A)   Rate noted represents annualized yield at time of purchase.
         (B)   Represents security that remains a specified coupon until a predetermined date, at which time the stated rate becomes the effective rate.
         (C)   Security sold within the terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors." The
               securities have been determined to be liquid under guidelines established by the Board of Trustees.
         (D)   Notes and bonds, issued by foreign entities, denominated in U.S.
               dollars. The aggregate of these securities is 9.64% of total net assets.
         (E)   In Default.
         (F)   Notes and bonds denominated in foreign currencies and converted to U.S. dollars at period end exchange rates. The aggregate of these securities is 1.72% of total net assets.
         (G)   Floating rate or variable rate note.
         (H)   Security purchased on a delayed delivery or when-issued basis.
         (I)   Represents collateral held in connection with securities lending.
         (K)   Represents a private placement security (see note 2).
         (L)   Security valued at fair value using methods determined in good faith by and under the general supervision of the Board of
               Trustees (see note 1).
         IO    Interest Only.
        PIK    Payment-In-Kind.
        PLC    Public Limited Company.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

              Settlement      Local       Face                    Appreciation/
Currency         Date        Amount      Amount        Value      (Depreciation)
--------         ----        ------      ------        -----      --------------
Euro (buy)     08/04/04      55,492       $67,127      $66,756        $(371)
Euro (sell)    08/04/04     205,000      $247,784     $246,616       $1,168
Euro (sell)    08/16/04     840,799    $1,016,106   $1,011,240       $4,866
Euro (sell)    08/16/04      22,604       $27,482      $27,186         $296
Euro (sell)    08/16/04      16,966       $20,604      $20,405         $199
Euro (buy)     08/16/04     149,546      $184,106     $179,860      $(4,246)
Euro (sell)    08/16/04      11,331       $13,997      $13,627         $370
Euro (sell)    08/16/04      11,408       $13,818      $13,720          $98
Euro (sell)    10/06/04     205,000      $246,554     $246,405         $149
Euro (buy)     10/06/04      55,492       $67,085      $66,699        $(386)
                                                                    -------
                                                                     $2,143
                                                                    =======

              See accompanying Notes to Portfolios of Investments.

[LOGO OF MEMBERS] --------------------------------------------------------------
  MUTUAL FUNDS                           QUARTERLY HOLDINGS REPORT JULY 31, 2004

--------------------------------------------------------------------------------
           BALANCED FUND -- PORTFOLIO OF INVESTMENTS (UNAUDITED)           15
--------------------------------------------------------------------------------

                                                                       Value
      Shares                                                         (Note 1)
      ------                                                         --------
COMMON STOCKS - 62.54%

               CONSUMER DISCRETIONARY - 6.86%
      52,800   Carnival Corp. ...............................      $   2,461,008
      19,834   Comcast Corp., Class A * .....................            543,452
      43,100   Cox Communications, Inc., Class A * ..........          1,188,698
      42,400   Home Depot, Inc. .............................          1,429,728
      66,200   McDonald's Corp. .............................          1,820,500
      73,500   Target Corp. .................................          3,204,600
      25,000   Tiffany & Co. ................................            893,750
      16,400   Viacom, Inc., Class B ........................            550,876
      74,600   Walt Disney Co. ..............................          1,722,514
                                                                   -------------
                                                                      13,815,126
                                                                   -------------
               CONSUMER STAPLES - 6.63%
      41,400   Coca-Cola Co. ................................          1,815,804
      53,500   CVS Corp. ....................................          2,240,045
      41,000   General Mills, Inc. ..........................          1,840,900
      40,100   Kimberly-Clark Corp. .........................          2,569,207
      20,400   Procter & Gamble Co. .........................          1,063,860
      82,200   Sara Lee Corp. ...............................          1,805,112
      38,000   Wal-Mart Stores, Inc. ........................          2,014,380
                                                                   -------------
                                                                      13,349,308
                                                                   -------------
               ENERGY - 5.08%
      18,200   Anadarko Petroleum Corp. .....................          1,088,178
      26,964   BP PLC, ADR ..................................          1,519,691
      21,900   Devon Energy Corp. ...........................          1,521,831
      45,600   Exxon Mobil Corp. ............................          2,111,280
      12,500   Kerr-McGee Corp. .............................            656,250
      33,400   Marathon Oil Corp. ...........................          1,258,178
      25,800   Schlumberger, Ltd. ...........................          1,659,456
      14,516   Transocean, Inc. * ...........................            412,254
                                                                   -------------
                                                                      10,227,118
                                                                   -------------
               FINANCIALS - 12.95%
      23,600   ACE, Ltd. ....................................            957,924
      49,400   Allstate Corp. ...............................          2,325,752
      29,300   American International Group, Inc. ...........          2,070,045
      45,296   Bank of America Corp. ........................          3,850,613
       9,400   Chubb Corp. ..................................            646,532
      86,700   Citigroup, Inc. ..............................          3,822,603
      10,900   Goldman Sachs Group, Inc. ....................            961,271
      47,902   J.P. Morgan Chase & Co. ......................          1,788,182
      26,900   Marsh & McLennan Cos., Inc. ..................          1,193,822
      29,900   Morgan Stanley ...............................          1,474,967
      36,400   National City Corp. ..........................          1,328,600
      52,800   Prudential Financial, Inc. ...................          2,458,368
      16,600   SunTrust Banks, Inc. .........................          1,094,770
      36,700   Wells Fargo & Co. ............................          2,106,947
                                                                   -------------
                                                                      26,080,396
                                                                   -------------
               HEALTH CARE - 7.54%
      36,900   Abbott Laboratories ..........................          1,452,015
      48,100   Applera Corp. - Applied Biosystems Group .....            995,189
      47,100   Baxter International, Inc. ...................          1,416,297
      60,100   Bristol-Myers Squibb Co. .....................          1,376,290
      11,300   Genzyme Corp. * ..............................            579,464
      41,200   GlaxoSmithKline PLC, ADR .....................          1,687,140
       3,500   Hospira, Inc. * ..............................             90,685
      77,500   IMS Health, Inc. .............................          1,878,600
      20,800   MedImmune, Inc. * ............................            479,232
      13,400   Merck & Co., Inc. ............................            607,690
      96,262   Pfizer, Inc. .................................          3,076,533
      43,900   Wyeth ........................................          1,554,060
                                                                   -------------
                                                                      15,193,195
                                                                   -------------
               INDUSTRIALS - 7.82%
      32,000   Burlington Northern Santa Fe Corp. ...........          1,135,360
      33,000   Dover Corp. ..................................          1,309,440
      19,300   Emerson Electric Co. .........................          1,171,510
      15,900   FedEx Corp. ..................................          1,301,892
      82,400   General Electric Co. .........................          2,739,800
      51,300   Honeywell International, Inc. ................          1,929,393
      17,000   Illinois Tool Works, Inc. ....................          1,538,840
      24,400   Textron, Inc. ................................          1,495,720
      19,300   United Technologies Corp. ....................          1,804,550
      47,000   Waste Management, Inc. .......................          1,322,580
                                                                   -------------
                                                                      15,749,085
                                                                   -------------
               INFORMATION TECHNOLOGY - 10.05%
      87,800   ADC Telecommunications, Inc. * ...............            210,720
      39,000   Applied Materials, Inc. * ....................            661,830
      65,200   Autodesk, Inc. ...............................          2,621,040
      39,000   Celestica, Inc. * ............................            668,850
      53,900   Cisco Systems, Inc. * ........................          1,124,354
      35,100   Computer Sciences Corp. * ....................          1,658,475
      18,700   Dell, Inc. * .................................            663,289
      39,700   EMC Corp. * ..................................            435,509
      28,865   First Data Corp. .............................          1,287,667
      51,100   Hewlett-Packard Co. ..........................          1,029,665
      22,900   Intel Corp. ..................................            558,302
      25,700   International Business Machines Corp. ........          2,237,699
      30,238   Koninklijke Philips Electronics N.V., ADR ....            732,667
      39,200   Micron Technology, Inc. * ....................            530,376
      73,100   Microsoft Corp. ..............................          2,080,426
      85,800   Motorola, Inc. ...............................          1,366,794
      57,500   PeopleSoft, Inc. * ...........................          1,036,150
      49,800   Texas Instruments, Inc. ......................          1,062,234
      14,196   VERITAS Software Corp. * .....................            270,576
                                                                   -------------
                                                                      20,236,623
                                                                   -------------
               MATERIALS - 1.79%
      26,300   Alcoa, Inc. ..................................            842,389
      30,600   E.I. du Pont de Nemours & Co. ................          1,311,822
      37,100   Rohm and Haas Co. ............................          1,454,320
                                                                   -------------
                                                                       3,608,531
                                                                   -------------
               TELECOMMUNICATION SERVICES - 2.40%
      29,100   ALLTEL Corp. .................................          1,513,200
      80,900   SBC Communications, Inc. .....................          2,050,006
      33,120   Verizon Communications, Inc. .................          1,276,445
                                                                   -------------
                                                                       4,839,651
                                                                   -------------
               UTILITIES - 1.42%
      12,900   Ameren Corp. .................................            576,501
       7,500   Consolidated Edison, Inc. ....................            307,275
      19,000   FPL Group, Inc. ..............................          1,279,270
      16,500   Progress Energy, Inc. ........................            695,310
                                                                   -------------
                                                                       2,858,356
                                                                   -------------
               TOTAL COMMON STOCKS ..........................        125,957,389
               (Cost $118,464,218)                                 -------------

              See accompanying Notes to Portfolios of Investments.

-------------------------------------------------------------- [LOGO OF MEMBERS]
QUARTERLY HOLDINGS REPORT JULY 31, 2004                          MUTUAL FUNDS

--------------------------------------------------------------------------------
   16   BALANCED FUND -- PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

                                                                       Value
   Par Value                                                         (Note 1)
   ---------                                                         --------
ASSET BACKED - 1.56%
$    405,260   ABSC Long Beach Home Equity Loan Trust,
               Series 2000-LB1, Class AF5 (M)
               8.050%, due 09/21/30 .........................      $     428,349
     500,000   ABSC Manufactured Housing Contract,
               Series 2004-OK1, Class A4 (C)
               5.019%, due 04/16/30 .........................            398,873
     500,000   Ameriquest Mortgage Co.,
               Series 2004-FR1, Class M2 (M)
               5.210%, due 05/25/34 .........................            484,288
     320,000   GMAC Home Equity Loan Trust,
               Series 2004-HE2, Class M1 (G)
               3.950%, due 10/25/33 .........................            309,480
     485,314   Green Tree Financial Corp.,
               Series 1996-1, Class M1
               7.000%, due 03/15/27 .........................            465,901
     500,000   Green Tree Home Equity Loan Trust,
               Series 1999-A, Class B1
               8.970%, due 11/15/27 .........................            548,462
     500,000   Residential Asset Mortgage Products, Inc.,
               Series 2003-RS9, Class AI5
               4.990%, due 03/25/31 .........................            505,343
                                                                   -------------
               TOTAL ASSET BACKED ...........................          3,140,696
               (Cost $3,183,776)                                   -------------

COMMERCIAL MORTGAGE BACKED - 0.77%
     400,000   Greenwich Capital Commercial Funding
               Corp., Series 2004-GG1, Class A7 (G)
               5.320%, due 06/10/36 .........................            404,065
   1,063,857   Morgan Stanley Capital I, Inc., Series
               1999-CAM1, Class A3
               6.920%, due 03/15/32 .........................          1,139,036
                                                                   -------------
               TOTAL COMMERCIAL MORTGAGE BACKED .............          1,543,101
               (Cost $1,491,816)                                   -------------

PRIVATE LABEL MORTGAGE BACKED - 0.77%
   1,529,159   Countrywide Alternative Loan Trust,
               Series 2002-5, Class A10
               6.750%, due 06/25/32 .........................          1,543,684
                                                                   -------------
               TOTAL PRIVATE LABEL MORTGAGE BACKED ..........          1,543,684
               (Cost $1,551,975)                                   -------------

CORPORATE NOTES AND BONDS - 10.21%

               CABLE - 0.38%
     350,000   Comcast Cable Communications, Inc.
               6.875%, due 06/15/09 .........................            383,988
     400,000   Comcast Corp.
               5.300%, due 01/15/14 .........................            390,245
                                                                   -------------
                                                                         774,233
                                                                   -------------
               CAPITAL GOODS - 0.25%
     500,000   United Technologies Corp.
               6.625%, due 11/15/04 .........................            506,600
                                                                   -------------

               CONSUMER DISCRETIONARY - 0.25%
     500,000   Carnival Corp. (D)
               3.750%, due 11/15/07 .........................            496,601
                                                                   -------------
               CONSUMER STAPLES - 0.20%
     400,000   Safeway, Inc.
               4.125%, due 11/01/08 .........................            394,430
                                                                   -------------
               ENERGY - 1.18%
     300,000   Centerpoint Energy, Inc.
               7.875%, due 04/01/13 .........................            346,602
     500,000   ConocoPhillips
               8.500%, due 05/25/05 .........................            524,816
     500,000   Occidental Petroleum Corp.
               5.875%, due 01/15/07 .........................            528,155
     500,000   Pemex Project Funding Master Trust
               7.375%, due 12/15/14 .........................            523,750
     450,000   Texaco Capital, Inc.
               5.700%, due 12/01/08 .........................            461,790
                                                                   -------------
                                                                       2,385,113
                                                                   -------------
               FINANCE - 2.13%
     750,000   American Association of Retired Persons (C)
               7.500%, due 05/01/31 .........................            859,126
     500,000   American General Finance Corp.
               4.625%, due 09/01/10 .........................            497,776
     500,000   Bear Stearns Cos., Inc.
               7.800%, due 08/15/07 .........................            557,834
     500,000   CIT Group, Inc.
               7.375%, due 04/02/07 .........................            547,357
     250,000   Household Finance Corp.
               6.500%, due 11/15/08 .........................            271,665
     500,000   Merrill Lynch & Co., Inc.
               7.375%, due 05/15/06 .........................            540,123
     500,000   U.S. Bank N.A.
               6.300%, due 02/04/14 .........................            539,040
     500,000   Wells Fargo & Co.
               3.125%, due 04/01/09 .........................            478,519
                                                                   -------------
                                                                       4,291,440
                                                                   -------------
               INDUSTRIALS - 1.83%
     500,000   Caterpillar Financial Services Corp.
               2.500%, due 10/03/06 .........................            492,727
     350,000   Ford Motor Credit Co.
               7.600%, due 08/01/05 .........................            365,679
     500,000   Ford Motor Credit Co.
               5.800%, due 01/12/09 .........................            508,837
     350,000   GE Global Insurance Holding Corp.
               7.000%, due 02/15/26 .........................            370,960
   1,000,000   General Motors Acceptance Corp.
               6.125%, due 08/28/07 .........................          1,048,125
     500,000   General Motors Acceptance Corp.
               6.875%, due 09/15/11 .........................            513,284
     350,000   Waste Management, Inc.
               6.875%, due 05/15/09 .........................            386,157
                                                                   -------------
                                                                       3,685,769
                                                                   -------------
               PIPELINE - 0.33%
     650,000   Kinder Morgan, Inc.
               6.650%, due 03/01/05 .........................            665,805
                                                                   -------------

              See accompanying Notes to Portfolios of Investments.

[LOGO OF MEMBERS] --------------------------------------------------------------
  MUTUAL FUNDS                           QUARTERLY HOLDINGS REPORT JULY 31, 2004

--------------------------------------------------------------------------------
      BALANCED FUND -- PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)    17
--------------------------------------------------------------------------------

                                                                       Value
   Par Value                                                         (Note 1)
   ---------                                                         --------
CORPORATE NOTES AND BONDS (CONTINUED)

               TELECOMMUNICATIONS - 1.35%
$    500,000   Bellsouth Capital Funding Corp.
               7.875%, due 02/15/30 .........................      $     581,960
     750,000   SBC Communications, Inc.
               5.875%, due 08/15/12 .........................            779,085
     250,000   Sprint Capital Corp.
               7.125%, due 01/30/06 .........................            264,410
     537,000   Telephone & Data Systems, Inc.
               7.000%, due 08/01/06 .........................            568,799
     500,000   Verizon Wireless Capital LLC
               5.375%, due 12/15/06 .........................            522,215
                                                                   -------------
                                                                       2,716,469
                                                                   -------------
               TRANSPORTATION - 0.59%
     600,000   Burlington Northern Santa Fe Corp.
               6.375%, due 12/15/05 .........................            627,373
     500,000   Norfolk Southern Corp.
               7.250%, due 02/15/31 .........................            556,285
                                                                   -------------
                                                                       1,183,658
                                                                   -------------
               UTILITIES - 1.72%
     500,000   DTE Energy Co.
               6.450%, due 06/01/06 .........................            525,446
     500,000   Energy East Corp.
               8.050%, due 11/15/10 .........................            578,767
     750,000   Niagara Mohawk Power Co.
               7.750%, due 05/15/06 .........................            809,411
     350,000   Progress Energy, Inc.
               7.750%, due 03/01/31 .........................            396,494
     350,000   Virginia Electric and Power Co., Series A
               5.750%, due 03/31/06 .........................            365,232
     750,000   Wisconsin Electric Power Co.
               6.500%, due 06/01/28 .........................            798,619
                                                                   -------------
                                                                       3,473,969
                                                                   -------------
               TOTAL CORPORATE NOTES AND BONDS ..............         20,574,087
               (Cost $19,860,153)                                  -------------

MORTGAGE BACKED - 10.21%

               FEDERAL HOME LOAN MORTGAGE CORP.- 1.95%
   1,000,571   7.000%, due 07/15/27 Series 1974, Class ZA              1,051,029
      35,149   8.000%, due 06/01/30 Pool # C01005 ...........             38,155
     517,433   6.500%, due 01/01/32 Pool # C62333 ...........            541,408
   2,343,542   5.000%, due 07/01/33 Pool # A11325 ...........          2,290,159
                                                                   -------------
                                                                       3,920,751
                                                                   -------------
               FEDERAL NATIONAL MORTGAGE ASSOCIATION - 7.01%
     188,158   6.000%, due 05/01/16 Pool # 582558 ...........            196,652
   1,413,606   5.000%, due 12/01/17 Pool # 672243 ...........          1,427,096
   1,464,467   4.500%, due 09/01/18 Pool # 737144 ...........          1,443,187
     276,483   8.000%, due 05/01/21 Pool # 253847 ...........            286,504
     248,850   7.000%, due 11/01/31 Pool # 607515 ...........            263,435
     162,000   6.000%, due 02/01/32 Pool # 611619 ...........            166,494
     174,573   7.000%, due 05/01/32 Pool # 644591 ...........            184,804
   1,209,178   6.500%, due 06/01/32 Pool # 545691 ...........          1,263,433
   1,809,578   6.000%, due 08/01/33 Pool # 729413 ...........          1,857,959
   1,473,628   6.000%, due 08/01/33 Pool # 729418 ...........          1,513,028
   1,227,361   5.500%, due 10/01/33 Pool # 254904 ...........          1,233,390
   3,471,859   5.500%, due 11/01/33 Pool # 555880 ...........          3,488,913
      34,239   5.000%, due 05/01/34 Pool # 782214 ...........             33,410
     783,543   5.000%, due 06/01/34 Pool # 255230 ...........            764,575
                                                                   -------------
                                                                      14,122,880
                                                                   -------------
               GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 1.25%
      21,765   8.000%, due 10/20/15 Pool # 002995 ...........             23,261
     600,000   5.008%, due 12/16/25 Series 2004-43,
               Class C (G) ..................................            601,129
     226,907   6.500%, due 02/20/29 Pool # 002714 ...........            237,445
      50,801   7.500%, due 05/20/30 Pool # 002921 ...........             54,622
      52,566   7.500%, due 08/20/30 Pool # 002957 ...........             56,520
     209,150   6.500%, due 04/20/31 Pool # 003068 ...........            218,784
   1,300,000   6.000%, due 07/20/32 Series 2002-50, Class PE           1,323,773
                                                                   -------------
                                                                       2,515,534
                                                                   -------------
               TOTAL MORTGAGE BACKED ........................         20,559,165
               (Cost $20,490,884)                                  -------------

   U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 10.76%

               FEDERAL FARM CREDIT BANK - 1.07%
   1,000,000   6.125%, due 12/29/15 .........................          1,089,430
   1,000,000   5.875%, due 10/03/16 .........................          1,072,195
                                                                   -------------
                                                                       2,161,625
                                                                   -------------
               FEDERAL HOME LOAN MORTGAGE CORP.- 0.72%
   1,500,000   4.500%, due 01/15/14 .........................          1,447,798
                                                                   -------------
               FEDERAL NATIONAL MORTGAGE ASSOCIATION - 1.17%
   1,100,000   4.000%, due 09/02/08 .........................          1,101,364
     500,000   5.250%, due 08/01/12 .........................            506,487
     800,000   4.125%, due 04/15/14 .........................            746,755
                                                                   -------------
                                                                       2,354,606
                                                                   -------------
               U.S. TREASURY BONDS - 1.47%
   2,600,000   6.250%, due 05/15/30 .........................          2,951,203
                                                                   -------------
               U.S. TREASURY NOTES - 6.33%
   1,000,000   1.500%, due 03/31/06 .........................            983,945
   4,000,000   2.000%, due 05/15/06 .........................          3,961,248
   4,000,000   2.625%, due 05/15/08 .........................          3,894,844
   1,100,000   5.000%, due 08/15/11 .........................          1,158,007
   1,329,939   2.000%, due 01/15/14 (J)......................          1,333,368
   1,475,000   4.000%, due 02/15/14 .........................          1,421,244
                                                                   -------------
                                                                      12,752,656
                                                                   -------------
               TOTAL U.S. GOVERNMENT AND AGENCY
               OBLIGATIONS ..................................         21,667,888
               (Cost $21,673,777)                                  -------------

              See accompanying Notes to Portfolios of Investments.

-------------------------------------------------------------- [LOGO OF MEMBERS]
QUARTERLY HOLDINGS REPORT JULY 31, 2004                          MUTUAL FUNDS

--------------------------------------------------------------------------------
   18     BALANCED FUND -- PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

                                                                       Value
      Shares                                                         (Note 1)
      ------                                                         --------
INVESTMENT COMPANIES - 13.49%
           1   One Group Institutional Prime Money
               Market Fund ..................................      $           1
   5,462,571   SSgA Prime Money Market Fund .................          5,462,571
  21,589,183   State Street Navigator Securities
               Lending Prime Portfolio (I) ..................         21,715,968
                                                                   -------------
               TOTAL INVESTMENT COMPANIES ...................         27,178,540
               (Cost $27,051,755)                                  -------------
TOTAL INVESTMENTS - 110.31%..................................        222,164,550
(Cost $213,768,354**)                                              -------------
NET OTHER ASSETS AND LIABILITIES - (10.31)%..................        (20,765,602)
                                                                   -------------
TOTAL NET ASSETS - 100.00%...................................      $ 201,398,948
                                                                   =============

-------------------------------
           *   Non-income producing.
          **   Aggregate cost for Federal tax purposes was $213,909,712.
         (C)   Security sold within the terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors." The
               securities have been determined to be liquid under guidelines established by the Board of Trustees.
         (D)   Notes and bonds, issued by foreign entities, denominated in U.S.
               dollars. The aggregate of these securities is 0.25% of total net assets.
         (G)   Floating rate or variable rate note.
         (I)   Represents collateral held in connection with securities lending.
         (J)   U.S. Treasury inflation-protection securities (TIPS) are
               securities in which the principal amount is adjusted for
               inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.
         (M)   Stated interest rate is contingent upon sufficient collateral market value. If collateral market value falls below the stated
               level, the issuer will either initiate a clean-up call or
               increase the stated interest rate.
         ADR   American Depository Receipt.
         PLC   Public Limited Company.

              See accompanying Notes to Portfolios of Investments.

[LOGO OF MEMBERS] --------------------------------------------------------------
  MUTUAL FUNDS                           QUARTERLY HOLDINGS REPORT JULY 31, 2004

--------------------------------------------------------------------------------
     GROWTH AND INCOME FUND -- PORTFOLIO OF INVESTMENTS (UNAUDITED)        19
--------------------------------------------------------------------------------

                                                                       Value
      Shares                                                         (Note 1)
      ------                                                         --------
COMMON STOCKS - 98.50%

               CONSUMER DISCRETIONARY - 10.74%
      41,791   Comcast Corp., Class A * .....................      $   1,145,074
      84,200   Home Depot, Inc. .............................          2,839,224
     135,500   McDonald's Corp. .............................          3,726,250
     100,500   Target Corp. .................................          4,381,800
     107,100   Time Warner, Inc. * ..........................          1,783,215
      34,700   Viacom, Inc., Class B ........................          1,165,573
     112,400   Walt Disney Co. ..............................          2,595,316
                                                                   -------------
                                                                      17,636,452
                                                                   -------------
               CONSUMER STAPLES - 8.13%
      32,500   Altria Group, Inc. ...........................          1,547,000
      17,300   Coca-Cola Co. ................................            758,778
      80,300   General Mills, Inc. ..........................          3,605,470
      45,600   Kimberly-Clark Corp. .........................          2,921,592
      16,400   Procter & Gamble Co. .........................            855,260
     166,600   Sara Lee Corp. ...............................          3,658,536
                                                                   -------------
                                                                      13,346,636
                                                                   -------------
               ENERGY - 12.04%
      25,700   Anadarko Petroleum Corp. .....................          1,536,603
      19,700   Apache Corp. .................................            916,641
      44,206   BP PLC, ADR ..................................          2,491,450
      29,583   ChevronTexaco Corp. ..........................          2,829,614
      29,500   ConocoPhillips ...............................          2,323,715
      18,200   Cooper Cameron Corp. * .......................            929,838
      30,000   Devon Energy Corp. ...........................          2,084,700
      97,200   Exxon Mobil Corp. ............................          4,500,360
      20,500   Schlumberger, Ltd. ...........................          1,318,560
      29,452   Transocean, Inc. * ...........................            836,437
                                                                   -------------
                                                                      19,767,918
                                                                   -------------
               FINANCIALS - 25.51%
      90,000   Allstate Corp. ...............................          4,237,200
      11,000   American International Group, Inc. ...........            777,150
      60,092   Bank of America Corp. ........................          5,108,421
       5,000   Bear Stearns Cos., Inc. ......................            417,100
          10   Berkshire Hathaway, Inc., Class A * ..........            872,500
     132,866   Citigroup, Inc. ..............................          5,858,062
      21,000   Fannie Mae ...................................          1,490,160
      88,268   J.P. Morgan Chase & Co. ......................          3,295,044
      18,000   Marsh & McLennan Cos., Inc. ..................            798,840
      58,400   Morgan Stanley ...............................          2,880,872
      57,100   National City Corp. ..........................          2,084,150
      11,000   Principal Financial Group, Inc. ..............            373,890
      90,000   Prudential Financial, Inc. ...................          4,190,400
      20,000   St. Paul Travelers Cos., Inc. ................            741,400
      27,700   SunTrust Banks, Inc. .........................          1,826,815
      29,600   U.S. Bancorp .................................            837,680
      66,000   Wachovia Corp. ...............................          2,924,460
      48,000   Wells Fargo & Co. ............................          2,755,680
       6,000   XL Capital, Ltd. .............................            424,080
                                                                   -------------
                                                                      41,893,904
                                                                   -------------
               HEALTH CARE - 7.82%
      82,100   Baxter International, Inc. ...................          2,468,747
     107,100   Bristol-Myers Squibb Co. .....................          2,452,590
      59,600   GlaxoSmithKline PLC, ADR .....................          2,440,620
      53,200   Merck & Co., Inc. ............................          2,412,620
      46,040   Pfizer, Inc. .................................          1,471,438
      45,200   Wyeth ........................................          1,600,080
                                                                   -------------
                                                                      12,846,095
                                                                   -------------
               INDUSTRIALS - 11.73%
      52,000   Burlington Northern Santa Fe Corp. ...........          1,844,960
      51,700   Emerson Electric Co. .........................          3,138,190
      75,000   General Electric Co. .........................          2,493,750
     107,300   Honeywell International, Inc. ................          4,035,553
      15,000   Masco Corp. ..................................            453,600
      44,000   Textron, Inc. ................................          2,697,200
      27,300   United Technologies Corp. ....................          2,552,550
      72,800   Waste Management, Inc. .......................          2,048,592
                                                                   -------------
                                                                      19,264,395
                                                                   -------------
               INFORMATION TECHNOLOGY - 10.30%
      46,500   Applied Materials, Inc. * ....................            789,105
      39,600   Automatic Data Processing, Inc. ..............          1,662,408
      75,600   Computer Associates International, Inc. ......          1,908,144
      44,200   Computer Sciences Corp. * ....................          2,088,450
      84,600   EMC Corp. * ..................................            928,062
     108,921   Hewlett-Packard Co. ..........................          2,194,758
      54,000   Intel Corp. ..................................          1,316,520
      32,100   International Business Machines Corp. ........          2,794,947
     134,900   Motorola, Inc. ...............................          2,148,957
      50,300   Texas Instruments, Inc. ......................          1,072,899
                                                                   -------------
                                                                      16,904,250
                                                                   -------------
               MATERIALS - 4.34%
       9,000   Air Products & Chemicals, Inc. ...............            465,750
      17,800   Alcan, Inc. ..................................            705,236
      34,900   Alcoa, Inc. ..................................          1,117,847
      19,600   Dow Chemical Co. .............................            781,844
      66,000   E.I. du Pont de Nemours & Co. ................          2,829,420
      19,700   Weyerhaeuser Co. .............................          1,221,400
                                                                   -------------
                                                                       7,121,497
                                                                   -------------
               TELECOMMUNICATION SERVICES - 4.78%
      50,700   ALLTEL Corp. .................................          2,636,400
     102,000   SBC Communications, Inc. .....................          2,584,680
      21,800   Telefonos de Mexico S.A. de C.V., ADR ........            673,184
      50,820   Verizon Communications, Inc. .................          1,958,603
                                                                   -------------
                                                                       7,852,867
                                                                   -------------
               UTILITIES - 3.11%
      26,800   Ameren Corp. .................................          1,197,692
      30,200   Consolidated Edison, Inc. ....................          1,237,294
      17,000   FPL Group, Inc. ..............................          1,144,610
      36,200   Progress Energy, Inc. ........................          1,525,468
                                                                   -------------
                                                                       5,105,064
                                                                   -------------
               TOTAL COMMON STOCKS ..........................        161,739,078
               (Cost $156,466,282)                                 -------------

              See accompanying Notes to Portfolios of Investments.

-------------------------------------------------------------- [LOGO OF MEMBERS]
QUARTERLY HOLDINGS REPORT JULY 31, 2004                          MUTUAL FUNDS

--------------------------------------------------------------------------------
 20  GROWTH AND INCOME FUND -- PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

                                                                       Value
      Shares                                                         (Note 1)
      ------                                                         --------
INVESTMENT COMPANY - 1.47%
 2,411,974     SSgA Prime Money Market Fund .................      $   2,411,974
                                                                   -------------
               TOTAL INVESTMENT COMPANY .....................          2,411,974
               (Cost $2,411,974)                                   -------------
TOTAL INVESTMENTS - 99.97% ..................................        164,151,052
(Cost $158,878,256**)                                              -------------
NET OTHER ASSETS AND LIABILITIES - 0.03% ....................             51,054
                                                                   -------------
TOTAL NET ASSETS - 100.00% ..................................      $ 164,202,106
                                                                   =============

-------------------------------
           *   Non-income producing.
          **   Aggregate cost for Federal tax purposes was $158,878,256.
         ADR   American Depository Receipt.
         PLC   Public Limited Company.

              See accompanying Notes to Portfolios of Investments.

[LOGO OF MEMBERS] --------------------------------------------------------------
  MUTUAL FUNDS                           QUARTERLY HOLDINGS REPORT JULY 31, 2004

--------------------------------------------------------------------------------
    CAPITAL APPRECIATION FUND -- PORTFOLIO OF INVESTMENTS (UNAUDITED)      21
--------------------------------------------------------------------------------

                                                                       Value
      Shares                                                         (Note 1)
      ------                                                         --------
COMMON STOCKS - 96.50%

                CONSUMER DISCRETIONARY - 12.18%
      56,850    Brinker International, Inc. * ...............      $   2,035,798
      58,200    Carnival Corp. ..............................          2,712,702
      89,800    Cox Communications, Inc., Class A * .........          2,476,684
      32,000    Home Depot, Inc. ............................          1,079,040
      50,600    Kohl's Corp. * ..............................          2,315,456
     247,500    Liberty Media Corp., Class A * ..............          2,098,800
      12,670    Liberty Media International, Inc. * .........            395,051
      15,200    Target Corp. ................................            662,720
      61,000    Tiffany & Co. ...............................          2,180,750
      15,900    Viacom, Inc., Class B .......................            534,081
                                                                   -------------
                                                                      16,491,082
                                                                   -------------
                CONSUMER STAPLES - 9.78%
      51,300    Coca-Cola Co. ...............................          2,250,018
      52,800    CVS Corp. ...................................          2,210,736
      33,900    Estee Lauder Cos., Inc., Class A ............          1,488,210
      14,800    General Mills, Inc. .........................            664,520
      58,800    Kraft Foods, Inc., Class A ..................          1,796,340
      41,400    Procter & Gamble Co. ........................          2,159,010
      50,600    Wal-Mart Stores, Inc. .......................          2,682,306
                                                                   -------------
                                                                      13,251,140
                                                                   -------------
                ENERGY - 8.63%
      40,850    Apache Corp. ................................          1,900,751
      15,300    ChevronTexaco Corp. .........................          1,463,445
      41,400    ConocoPhillips ..............................          3,261,078
      29,100    Marathon Oil Corp. ..........................          1,096,197
      27,500    Noble Corp. * ...............................          1,064,800
      45,600    Weatherford International, Ltd. * ...........          2,133,168
      25,700    XTO Energy, Inc. ............................            768,430
                                                                   -------------
                                                                      11,687,869
                                                                   -------------
                FINANCIALS - 16.83%
      23,400    ACE, Ltd. ...................................            949,806
      39,100    American International Group, Inc. ..........          2,762,415
      31,100    Bank of America Corp. .......................          2,643,811
      49,400    Bank of New York Co., Inc. ..................          1,419,262
       9,500    Chubb Corp. .................................            653,410
      54,200    Citigroup, Inc. .............................          2,389,678
      33,800    Freddie Mac .................................          2,173,678
      16,800    Goldman Sachs Group, Inc. ...................          1,481,592
      28,200    Marsh & McLennan Cos., Inc. .................          1,251,516
      38,200    MetLife, Inc. ...............................          1,362,594
      40,100    U.S. Bancorp ................................          1,134,830
      12,200    Wachovia Corp. ..............................            540,582
      42,800    Wells Fargo & Co. ...........................          2,457,148
      13,300    XL Capital, Ltd. ............................            940,044
      10,500    Zions Bancorporation ........................            635,250
                                                                   -------------
                                                                      22,795,616
                                                                   -------------
                HEALTH CARE - 13.00%
      74,800    Abbott Laboratories .........................          2,943,380
     114,200    Applera Corp. - Applied Biosystems Group               2,362,798
      51,300    Boston Scientific Corp. * ...................          1,962,738
      15,700    Genzyme Corp. * .............................            805,096
       7,760    Hospira, Inc. * .............................            201,062
      99,000    IMS Health, Inc. ............................          2,399,760
      30,800    MedImmune, Inc. * ...........................            709,632
      14,900    Merck & Co., Inc. ...........................            675,715
     140,138    Pfizer, Inc. ................................          4,478,810
      55,300    Schering-Plough Corp. .......................          1,076,138
                                                                   -------------
                                                                      17,615,129
                                                                   -------------
                INDUSTRIALS - 12.45%
      63,400    Dover Corp. .................................          2,515,712
      36,500    FedEx Corp. .................................          2,988,620
      16,200    General Dynamics Corp. ......................          1,600,884
      87,700    General Electric Co. ........................          2,916,025
      29,400    Honeywell International, Inc. ...............          1,105,734
      34,200    Illinois Tool Works, Inc. ...................          3,095,784
      51,200    Masco Corp. .................................          1,548,288
      47,300    Pall Corp. ..................................          1,095,941
                                                                   -------------
                                                                      16,866,988
                                                                   -------------
                INFORMATION TECHNOLOGY - 17.00%
     185,600    ADC Telecommunications, Inc. * ..............            445,440
      76,400    Altera Corp. * ..............................          1,590,648
      60,600    Autodesk, Inc. ..............................          2,436,120
     121,900    Cadence Design Systems, Inc. * ..............          1,641,993
      63,100    Celestica, Inc. * ...........................          1,082,165
      57,800    Cisco Systems, Inc. * .......................          1,205,708
      46,600    Dell, Inc. * ................................          1,652,902
     104,100    EMC Corp. * .................................          1,141,977
      34,860    First Data Corp. ............................          1,555,104
      30,500    Hewlett-Packard Co. .........................            614,575
      30,000    KLA-Tencor Corp. * ..........................          1,236,300
      86,300    Micron Technology, Inc. * ...................          1,167,639
     127,100    Microsoft Corp. .............................          3,617,266
      20,400    Novellus Systems, Inc. * ....................            550,800
     133,500    PeopleSoft, Inc. * ..........................          2,405,670
      25,324    Skyworks Solutions, Inc. * ..................            212,215
      24,828    VERITAS Software Corp. * ....................            473,222
                                                                   -------------
                                                                      23,029,744
                                                                   -------------
                MATERIALS - 2.22%
      40,900    Praxair, Inc. ...............................          1,613,505
      35,600    Rohm and Haas Co. ...........................          1,395,520
                                                                   -------------
                                                                       3,009,025
                                                                   -------------
                TELECOMMUNICATION SERVICES - 2.78%
      27,100    BellSouth Corp. .............................            734,139
      46,700    CenturyTel, Inc. ............................          1,447,233
      62,500    SBC Communications, Inc. ....................          1,583,750
                                                                   -------------
                                                                       3,765,122
                                                                   -------------
                UTILITIES - 1.63%
      32,800    FPL Group, Inc. .............................          2,208,424
                                                                   -------------
                TOTAL COMMON STOCKS .........................        130,720,139
                (Cost $120,495,101) .........................      -------------

WARRANTS AND RIGHTS - 0.01%

                CONSUMER DISCRETIONARY - 0.01%
       2,534    Liberty Media International, Inc.* ..........             15,229
                                                                   -------------
                TOTAL WARRANTS AND RIGHTS ...................             15,229
                (Cost $0) ...................................      -------------

              See accompanying Notes to Portfolios of Investments.

-------------------------------------------------------------- [LOGO OF MEMBERS]
QUARTERLY HOLDINGS REPORT JULY 31, 2004                           MUTUAL FUNDS

--------------------------------------------------------------------------------
22 CAPITAL APPRECIATION FUND -- PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

                                                                       Value
      Shares                                                         (Note 1)
      ------                                                         --------
INVESTMENT COMPANIES - 5.52%
   4,718,704   SSgA Prime Money Market Fund .................      $   4,718,704
   2,762,638   State Street Navigator Securities
               Lending Prime Portfolio (I) ..................          2,759,525
                                                                   -------------
               TOTAL INVESTMENT COMPANIES                              7,478,229
               Cost $7,481,342)                                    -------------
TOTAL INVESTMENTS - 102.03% .................................        138,213,597
(Cost $127,976,443**) .......................................      -------------
NET OTHER ASSETS AND LIABILITIES - (2.03)% ..................         (2,751,572)
                                                                   -------------
TOTAL NET ASSETS - 100.00% ..................................      $ 135,462,025
                                                                   =============

-------------------------------
           *   Non-income producing.
          **   Aggregate cost for Federal tax purposes was $127,982,932.
         (I)   Represents collateral held in connection with securities lending.

              See accompanying Notes to Portfolios of Investments.

[LOGO OF MEMBERS] --------------------------------------------------------------
  MUTUAL FUNDS                           QUARTERLY HOLDINGS REPORT JULY 31, 2004

--------------------------------------------------------------------------------
            MID-CAP FUND -- PORTFOLIO OF INVESTMENTS (UNAUDITED)           23
--------------------------------------------------------------------------------

                                                                       Value
      Shares                                                         (Note 1)
      ------                                                         --------
COMMON STOCKS - 96.64%

               CONSUMER DISCRETIONARY - 15.67%
      22,600   Abercrombie & Fitch Co., Class A .............      $     833,488
       3,300   ADVO, Inc. ...................................            102,267
      35,100   Belo Corp., Class A ..........................            820,638
       6,400   Cato Corp. ...................................            133,568
       3,000   CEC Entertainment, Inc. * ....................            109,050
       2,600   Courier Corp. ................................            106,600
      24,900   Darden Restaurants, Inc. .....................            531,117
      25,600   Ethan Allen Interiors, Inc. ..................            951,040
       4,700   Gildan Activewear, Inc. * ....................            124,174
      11,909   Hibbett Sporting Goods, Inc. * ...............            226,985
      30,600   Interpublic Group of Companies, Inc. * .......            391,374
      12,600   Interstate Hotels & Resorts, Inc. * ..........             65,520
      15,000   Jones Apparel Group, Inc. ....................            560,250
      18,600   Linens 'N Things, Inc. * .....................            495,132
       2,200   Meritage Corp. * .............................            136,180
       4,900   Modine Manufacturing Co. .....................            145,334
      38,800   Newell Rubbermaid, Inc. ......................            838,080
       9,900   O'Reilly Automotive, Inc. * ..................            400,851
       9,400   Outback Steakhouse, Inc. .....................            381,734
       6,400   Shoe Carnival, Inc. * ........................             85,632
       5,700   Sonic Corp. * ................................            131,100
      10,300   Spartan Motors, Inc. .........................            123,600
       3,700   Stage Stores, Inc. * .........................            131,202
      25,900   Talbots, Inc. ................................            797,720
       8,300   WCI Communities, Inc. * ......................            178,699
       7,100   Yankee Candle Co., Inc. * ....................            206,042
                                                                   -------------
                                                                       9,007,377
                                                                   -------------
               CONSUMER STAPLES - 5.20%
       9,600   Casey's General Stores, Inc. .................            155,328
       4,300   Clorox Co. ...................................            214,011
      47,300   Hain Celestial Group, Inc. * .................            781,869
       5,300   John B. Sanfilippo & Son, Inc. * .............            140,715
      26,000   McCormick & Co., Inc. ........................            930,020
       2,800   Mondavi Robert Corp. * .......................             97,132
      10,000   NBTY, Inc. * .................................            217,600
       2,600   Riviana Foods, Inc. ..........................             66,794
       6,400   Sensient Technologies Corp. ..................            132,096
       5,200   Universal Corp. ..............................            250,796
                                                                   -------------
                                                                       2,986,361
                                                                   -------------
               ENERGY - 8.48%
       5,400   Amerada Hess Corp. ...........................            450,090
      12,100   BJ Services Co. * ............................            600,886
       5,300   Encore Aquisition Co. * ......................            156,191
      20,100   ENSCO International, Inc. ....................            605,211
      15,500   Forest Oil Corp. * ...........................            438,495
      13,200   Magnum Hunter Resources, Inc. * ..............            141,504
       9,900   Marathon Oil Corp. ...........................            372,933
      16,000   Pioneer Natural Resources Co. ................            576,800
      10,800   Plains Exploration and Production Co. * ......            225,180
      14,300   Smith International, Inc. * ..................            833,404
       5,100   Valero Energy Corp. ..........................            382,092
       5,400   Vintage Petroleum, Inc. ......................             92,340
                                                                   -------------
                                                                       4,875,126
                                                                   -------------
               FINANCIALS - 23.20%
       5,900   1st Source Corp. .............................            142,072
       8,400   Acadia Realty Trust ..........................            119,028
       3,300   Alexandria Real Estate Equities, Inc. ........            198,297
       6,900   American Capital Strategies, Ltd. ............            201,687
       5,400   AMERIGROUP Corp. * ...........................            258,984
      18,960   Associated Banc-Corp. ........................            570,886
       9,500   Assured Guaranty, Ltd. * .....................            163,875
      12,200   Bear Stearns Cos., Inc. ......................          1,017,724
       2,600   Century Bancorp, Inc., Class A ...............             85,371
      21,700   Colonial BancGroup, Inc. .....................            418,593
       8,500   Compass Bancshares, Inc. .....................            374,765
       4,950   Delphi Financial Group, Inc., Class A ........            200,722
       2,600   Financial Federal Corp. * ....................             83,616
       4,000   First Midwest Bancorp, Inc. ..................            135,080
      15,600   FirstMerit Corp. .............................            404,664
       4,600   Getty Realty Corp. ...........................            107,456
      24,400   Hibernia Corp., Class A ......................            617,320
       6,100   IPC Holdings, Ltd. ...........................            228,750
      13,600   Jefferson-Pilot Corp. ........................            655,248
       5,300   Laurentian Bank Of Canada ....................            111,743
       3,500   M&T Bank Corp. ...............................            326,305
       3,900   Maguire Properties, Inc. .....................             96,525
      17,300   Marshall & Ilsley Corp. ......................            664,493
      11,600   National Commerce Financial Corp. ............            377,000
      12,300   NewAlliance Bancshares, Inc. * ...............            171,585
       8,800   Platinum Underwriters Holdings,
               Ltd. (Bermuda) ...............................            244,904
      22,400   Principal Financial Group, Inc. ..............            761,376
      18,800   Protective Life Corp. ........................            681,500
       7,500   PS Business Parks, Inc. ......................            301,500
      10,400   Radian Group, Inc. ...........................            478,608
       5,000   RAIT Investment Trust ........................            121,200
       8,000   Reinsurance Group of America, Inc. ...........            318,800
      16,300   SAFECO Corp. .................................            767,078
       6,000   Scottish Re Group Ltd. .......................            122,400
       7,000   Sky Financial Group, Inc. ....................            163,450
       8,100   SL Green Realty Corp. ........................            397,710
       8,300   TCF Financial Corp. ..........................            501,320
       8,400   Torchmark Corp. ..............................            439,152
      17,200   Universal American Financial Corp. * .........            186,620
       4,600   Ventas, Inc. .................................            117,392
                                                                   -------------
                                                                      13,334,799
                                                                   -------------

               HEALTH CARE - 5.85%
       6,000   AmSurg Corp. * ...............................            142,500
      21,100   Apogent Technologies, Inc. * .................            685,750
      16,900   Becton, Dickinson and Co. ....................            798,187
       2,900   CorVel Corp. * ...............................             74,298
      12,500   IDEXX Laboratories, Inc. * ...................            629,875
       7,300   MAXIMUS, Inc. * ..............................            233,381
      20,900   Omnicare, Inc. ...............................            590,843
       6,800   PolyMedica Corp. .............................            207,128
                                                                   -------------
                                                                       3,361,962
                                                                   -------------

              See accompanying Notes to Portfolios of Investments.

-------------------------------------------------------------- [LOGO OF MEMBERS]
QUARTERLY HOLDINGS REPORT JULY 31, 2004                           MUTUAL FUNDS

--------------------------------------------------------------------------------
   24    MID-CAP FUND -- PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

                                                                       Value
      Shares                                                         (Note 1)
      ------                                                         --------
COMMON STOCKS (CONTINUED)

               INDUSTRIALS - 15.19%
       2,500   Acuity Brands, Inc. ..........................      $      59,625
       6,300   Albany International Corp., Class A ..........            188,496
       9,800   Avery Dennison Corp. .........................            593,586
       3,400   Carlisle Cos., Inc. ..........................            215,866
      16,200   CSX Corp. ....................................            507,060
       4,800   Curtiss-Wright Corp., Class B ................            246,720
       9,000   Deswell Industries, Inc. (Hong Kong) .........            183,591
      11,625   Genesee & Wyoming, Inc. * ....................            269,700
       8,700   Ingersoll-Rand Co., Class A ..................            597,603
       8,900   Kadant, Inc. * ...............................            178,890
      18,500   Manpower, Inc. ...............................            805,675
      17,900   Mueller Industries, Inc. .....................            682,348
      10,800   Parker-Hannifin Corp. ........................            619,704
       8,400   Quixote Corp. ................................            161,280
      14,400   R. R. Donnelley & Sons Co. ...................            457,056
      28,800   Republic Services, Inc., Class A .............            823,680
       4,800   Simpson Manufacturing Co., Inc. ..............            268,848
      11,800   Teleflex, Inc. ...............................            524,510
      10,100   United Stationers, Inc. * ....................            398,142
       5,700   USF Corp. ....................................            202,350
       9,500   W.W. Grainger, Inc. ..........................            503,025
       7,000   Werner Enterprises, Inc. .....................            139,510
       9,000   Wolverine Tube, Inc., PIPE (K) (L) * .........            102,870
                                                                   -------------
                                                                       8,730,135
                                                                   -------------
               INFORMATION TECHNOLOGY - 8.73%
      11,100   Affiliated Computer Services, Inc., Class A *             576,090
      24,800   Andrew Corp. * ...............................            269,080
       1,900   ANSYS, Inc. * ................................             90,136
      17,600   Arrow Electronics, Inc. * ....................            416,416
      51,000   Atmel Corp. * ................................            218,280
       9,500   ATMI, Inc. * .................................            193,420
      10,500   Belden CDT, Inc. * ...........................            204,225
       3,400   Black Box Corp. ..............................            129,200
      20,900   Convergys Corp. * ............................            276,716
       9,400   DuPont Photomasks, Inc. * ....................            153,596
      12,900   ESS Technology, Inc. * .......................             88,365
       2,200   Intergraph Corp. * ...........................             58,058
      20,100   Intersil Corp., Class A ......................            369,237
      25,900   LSI Logic Corp. * ............................            131,831
      25,600   McDATA Corp., Class B * ......................            123,904
       7,200   Molex, Inc. ..................................            208,512
      10,200   Pericom Semiconductor Corp. * ................            101,898
      15,100   Reynolds and Reynolds Co., Class A ...........            333,710
      15,400   SunGard Data Systems, Inc. * .................            358,974
      19,700   Synopsys, Inc. * .............................            498,213
       3,800   Technitrol, Inc. * ...........................             70,300
       5,000   Varian Semiconductor Equipment
               Associates, Inc. * ...........................            149,350
                                                                   -------------
                                                                       5,019,511
                                                                   -------------
               MATERIALS - 6.13%
       2,600   Aber Diamond Corp. * .........................             78,520
      19,100   Air Products & Chemicals, Inc. ...............            988,425
       4,000   AptarGroup, Inc. .............................            169,240
      11,000   Bowater, Inc. ................................            410,300
       2,550   Florida Rock Industries, Inc. ................            109,472
      21,500   Martin Marietta Materials, Inc. ..............            940,625
      22,010   MeadWestvaco Corp. ...........................            657,219
      12,900   Meridian Gold, Inc. * ........................            171,054
                                                                   -------------
                                                                       3,524,855
                                                                   -------------
               TELECOMMUNICATION SERVICES - 0.92%
      17,100   CenturyTel, Inc. .............................            529,929
                                                                   -------------
               UTILITIES - 7.27%
      30,800   Alliant Energy Corp. .........................            798,028
      14,000   Ameren Corp. .................................            625,660
       4,400   Black Hills Corp. ............................            121,528
      18,400   Constellation Energy Group, Inc. .............            709,320
       3,800   New Jersey Resources Corp. ...................            154,470
      34,000   Pepco Holdings, Inc. .........................            612,000
      11,850   PNM Resources, Inc. ..........................            246,954
       5,500   Weststar Energy, Inc. ........................            110,935
       5,200   WGL Holdings, Inc. ...........................            142,688
      20,500   Wisconsin Energy Corp. .......................            659,075
                                                                   -------------
                                                                       4,180,658
                                                                   -------------
               TOTAL COMMON STOCKS ..........................         55,550,713
               (Cost $48,361,231)                                  -------------

INVESTMENT COMPANIES - 10.92%
   1,812,462   SSgA Prime Money Market Fund .................          1,812,462
   4,464,251   State Street Navigator Securities
               Lending Prime Portfolio (I) ..................          4,463,403
                                                                   -------------
               TOTAL INVESTMENT COMPANIES ...................          6,275,865
               (Cost $6,276,713)                                   -------------

TOTAL INVESTMENTS - 107.56%..................................         61,826,578
(Cost $54,637,944**)                                               -------------
NET OTHER ASSETS AND LIABILITIES - (7.56)%...................         (4,343,310)
                                                                   -------------
TOTAL NET ASSETS - 100.00%...................................      $  57,483,268
                                                                   =============

-------------------------------
           *   Non-income producing.
          **   Aggregate cost for Federal tax purposes was $54,637,944.
         (I)   Represents collateral held in connection with securities lending.
         (K)   Represents a private placement security (see note 2).
         (L)   Security valued at fair value using methods determined in good faith by and under the general supervision of the Board of
               Trustees (see note 1).
        PIPE   Private Investment in a Public Equity.

              See accompanying Notes to Portfolios of Investments.

[LOGO OF MEMBERS] --------------------------------------------------------------
  MUTUAL FUNDS                           QUARTERLY HOLDINGS REPORT JULY 31, 2004

--------------------------------------------------------------------------------
       MULTI-CAP GROWTH FUND -- PORTFOLIO OF INVESTMENTS (UNAUDITED)       25
--------------------------------------------------------------------------------

                                                                       Value
      Shares                                                         (Note 1)
      ------                                                         --------
COMMON STOCKS - 96.74%

               CONSUMER DISCRETIONARY - 4.22%
       2,170   A.C. Moore Arts & Crafts, Inc. * .............      $      54,575
       2,100   Education Management Corp. * .................             58,296
      15,330   International Game Technology ................            495,772
       2,930   Landry's Restaurants, Inc. ...................             88,574
      11,400   Lions Gate Entertainment Corp. *..............             87,324
         840   Lowe's Cos., Inc. ............................             40,925
       5,700   Michaels Stores, Inc. ........................            307,971
       3,500   Oriflame Cosmetics S.A., SDR * ...............            116,294
       4,260   Scientific Games Corp., Class A * ............             75,871
      35,240   Sirius Satellite Radio, Inc. * ...............             89,157
       9,680   TiVo, Inc. * .................................             54,692
       1,200   Wynn Resorts, Ltd. * .........................             42,936
                                                                   -------------
                                                                       1,512,387
                                                                   -------------
               CONSUMER SERVICES - 14.49%
      21,390   Apollo Group, Inc., Class A * ................          1,787,134
       3,420   DiamondCluster International, Inc., Class A *              34,132
       3,580   Gevity HR, Inc. ..............................             74,392
       3,900   Lennar Corp., Class A ........................            166,452
      11,330   MPS Group, Inc. * ............................            101,743
      11,795   Omnicom Group, Inc. ..........................            849,476
      33,180   Research In Motion, Ltd. * ...................          2,046,211
      21,780   Service Corp. International * ................            138,303
                                                                   -------------
                                                                       5,197,843
                                                                   -------------
               ENERGY - 2.03%
       3,740   Arch Coal, Inc. ..............................            126,300
       2,050   Cabot Oil & Gas Corp. ........................             90,139
       3,600   EOG Resources, Inc. ..........................            228,780
       3,600   Whiting Petroleum Corp. * ....................             85,248
       6,575   XTO Energy, Inc. .............................            196,592
                                                                   -------------
                                                                         727,059
                                                                   -------------
               FINANCIALS - 10.41%
       1,210   Affiliated Managers Group, Inc. * ............             55,551
       1,380   Arch Capital Group, Ltd. * ...................             53,130
      15,575   Citigroup, Inc. ..............................            686,702
      25,849   Countrywide Financial Corp. ..................          1,863,713
       2,900   Fannie Mae ...................................            205,784
       7,920   Freddie Mac ..................................            509,335
       3,580   IndyMac Bancorp, Inc. ........................            118,928
       2,100   Legg Mason, Inc. .............................            164,934
       5,530   U.S.I. Holdings Corp. * ......................             77,420
                                                                   -------------
                                                                       3,735,497
                                                                   -------------
               HEALTH CARE - 17.87%
       6,930   Abbott Laboratories ..........................            272,696
       4,070   Abgenix, Inc. * ..............................             39,784
      26,520   AstraZeneca PLC, ADR .........................          1,191,278
       6,120   Cardinal Health, Inc. ........................            272,340
       3,000   Cephalon, Inc. * .............................            151,560
       1,590   Covance, Inc. * ..............................             58,337
      18,310   Eli Lilly & Co. ..............................          1,166,713
       6,750   Forest Laboratories, Inc. * ..................            339,458
      23,960   Guidant Corp. ................................          1,325,467
      11,800   Medco Health Solutions, Inc. * ...............            357,540
       3,740   Medicines Co. * ..............................             98,960
      13,910   Medtronic, Inc. ..............................            690,910
      16,900   Millennium Pharmaceuticals, Inc. * ...........            187,928
       3,070   NPS Pharmaceuticals, Inc. * ..................             57,256
       3,800   Psychiatric Solutions, Inc. * ................             96,938
       1,500   Symbion, Inc. * ..............................             25,710
       3,100   Watson Pharmaceuticals, Inc. * ...............             78,151
                                                                   -------------
                                                                       6,411,026
                                                                   -------------
               INDUSTRIALS - 2.75%
       7,840   Fleetwood Enterprises, Inc. * ................            105,370
       7,500   General Electric Co. .........................            249,375
       7,200   GrafTech International, Ltd. * ...............             79,416
       2,700   PACCAR, Inc. .................................            161,892
       2,900   Parker-Hannifin Corp. ........................            166,402
       6,600   Rockwell Collins, Inc. .......................            225,852
                                                                   -------------
                                                                         988,307
                                                                   -------------
               INFORMATION TECHNOLOGY - 38.18%
       4,340   Acxiom Corp. .................................             95,480
      13,270   Aeroflex, Inc. * .............................            147,164
       7,800   Altera Corp. * ...............................            162,396
       9,100   Amdocs, Ltd. * ...............................            197,470
      23,470   Analog Devices, Inc. .........................            931,759
       3,500   CDW Corp. ....................................            225,050
      31,170   Cisco Systems, Inc. * ........................            650,206
      97,660   Corning, Inc. * ..............................          1,207,078
      39,180   Dell, Inc. * .................................          1,389,715
      15,670   eBay, Inc. * .................................          1,227,431
      35,700   EMC Corp. * ..................................            391,629
      32,750   First Data Corp. .............................          1,460,977
       1,900   Intuit, Inc. * ...............................             71,136
      19,460   KLA-Tencor Corp. * ...........................            801,947
      24,540   MEMC Electronic Materials, Inc. * ............            223,069
      34,530   Microsoft Corp. ..............................            982,724
       3,900   Navigant Consulting, Inc. * ..................             81,705
      14,900   Network Appliance, Inc. * ....................            287,719
      15,740   ON Semiconductor Corp. * .....................             62,960
       1,650   Plantronics, Inc. * ..........................             63,822
       4,740   Polycom, Inc. * ..............................             91,387
      12,800   Red Hat, Inc. * ..............................            219,136
      10,020   Sapient Corp. * ..............................             70,040
       3,760   Serena Software, Inc. * ......................             57,904
       2,900   Symantec Corp. * .............................            135,604
       8,300   VeriSign, Inc. * .............................            145,333
      21,010   Xilinx, Inc. .................................            618,324
      55,090   Yahoo!, Inc. * ...............................          1,696,772
                                                                   -------------
                                                                      13,695,937
                                                                   -------------
               TECHNOLOGY - 3.87%
      21,150   Electronic Arts, Inc. * ......................          1,060,249
      28,500   Tellabs, Inc. * ..............................            253,935
       3,900   THQ, Inc. * ..................................             74,295
                                                                   -------------
                                                                       1,388,479
                                                                   -------------

              See accompanying Notes to Portfolios of Investments.

-------------------------------------------------------------- [LOGO OF MEMBERS]
QUARTERLY HOLDINGS REPORT JULY 31, 2004                           MUTUAL FUNDS

--------------------------------------------------------------------------------
 26   MULTI-CAP GROWTH FUND -- PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

                                                                       Value
      Shares                                                         (Note 1)
      ------                                                         --------
COMMON STOCKS (CONTINUED)

               TELECOMMUNICATIONS - 2.03%
      16,340   American Tower Corp., Class A * ..............      $     236,276
      19,400   Crown Castle International Corp. * ...........            273,928
       9,600   Nextel Communications, Inc., Class A * ......             218,496
                                                                         728,700
                                                                   -------------
               TRANSPORTATION - 0.89%
       2,400   Arkansas Best Corp. ..........................             83,928
       7,160   Sirva, Inc. * .................................           167,401
       1,590   Yellow Roadway Corp. * .......................             69,181
                                                                   -------------
                                                                         320,510
                                                                   -------------
               TOTAL COMMON STOCKS ...........................        34,705,745
               (Cost $31,177,800)                                  -------------

INVESTMENT COMPANIES - 5.20%
   1,144,131   SSgA Prime Money Market Fund .................          1,144,131
     717,025   State Street Navigator Securities
               Lending Prime Portfolio (I) ..................            721,210
                                                                   -------------
               TOTAL INVESTMENT COMPANIES ...................          1,865,341
               (Cost $1,861,156)                                   -------------
TOTAL INVESTMENTS - 101.94%..................................         36,571,086
(Cost $33,038,956**)                                               -------------
NET OTHER ASSETS AND LIABILITIES - (1.94)%...................           (696,828)
                                                                   -------------
TOTAL NET ASSETS - 100.00%...................................      $  35,874,258
                                                                   =============

-------------------------------
           *   Non-income producing.
          **   Aggregate cost for Federal tax purposes was $33,093,241.
         (I)   Represents collateral held in connection with securities lending.
         ADR   American Depository Receipt.
         PLC   Public Limited Company.
         SDR   Swedish Depository Receipt.

              See accompanying Notes to Portfolios of Investments.

[LOGO OF MEMBERS] --------------------------------------------------------------
  MUTUAL FUNDS                           QUARTERLY HOLDINGS REPORT JULY 31, 2004

--------------------------------------------------------------------------------
      INTERNATIONAL STOCK FUND -- PORTFOLIO OF INVESTMENTS (UNAUDITED)     27
--------------------------------------------------------------------------------

                                                                       Value
      Shares                                                         (Note 1)
      ------                                                         --------
COMMON STOCKS - 94.43%

               ARGENTINA - 0.20%
       2,644   Tenaris S.A., ADR ............................      $      94,021
                                                                   -------------
               AUSTRALIA - 0.81%
      28,500   James Hardie Industries N.V. .................            114,259
      37,151   John Fairfax Holdings, Ltd. ..................             98,511
      68,506   Macquarie Infrastructure Group ...............            166,716
                                                                   -------------
                                                                         379,486
                                                                   -------------
               AUSTRIA - 0.36%
       4,400   Erste Bank der Oesterreichischen
               Sparkassen AG ................................            170,720
                                                                   -------------
               BELGIUM - 0.33%
       2,400   Ackermans & van Haaren N.V. ..................             60,088
       6,799   Solvus S.A. *.................................             96,113
         499   Solvus S.A. Strip VVPR (L) * .................                  6
                                                                   -------------
                                                                         156,207
                                                                   -------------
               BRAZIL - 2.56%
       2,900   Brasil de Distribuicao Pao de Acucar, ADR ....             54,926
       2,000   Brasil Telecom Participacoes S.A., ADR .......             60,000
       5,100   Companhia de Bebidas das Americas, ADR                    104,856
      12,100   Companhia de Concessoes Rodoviarias ..........            132,312
       5,100   Companhia Vale do Rio Doce, ADR ..............            274,890
      35,200   Copel, ADR ...................................            126,720
       5,400   Embraer Aircraft Corp., ADR ..................            154,440
       5,800   Petroleo Brasileiro, S.A., ADR ...............            164,024
      12,100   Souza Cruz S.A. ..............................            122,919
                                                                   -------------
                                                                       1,195,087
                                                                   -------------
               CHILE - 0.34%
       6,300   AFP Provida S.A., ADR ........................            157,500
                                                                   -------------
               CHINA - 0.84%
       9,920   China Mobile HK, Ltd., ADR ...................            144,038
       2,260   CNOOC, Ltd., ADR .............................            108,548
     132,000   People's Food Holdings, Ltd. .................             84,445
     163,000   Sinotrans, Ltd. ..............................             55,380
                                                                   -------------
                                                                         392,411
                                                                   -------------
               CROATIA - 0.29%
       9,600   Pliva d.d., GDR (C) ..........................            137,425
                                                                   -------------
               EGYPT - 0.59%
      27,305   Commercial International Bank of Egypt, GDR (C)           107,309
      17,200   Commercial International Bank of Egypt .......             69,226
       6,300   MobiNil - Egyptian Mobile Services ...........             90,623
         508   Orascom Construction Industries * ............              8,301
                                                                   -------------
                                                                         275,459
                                                                   -------------
               FINLAND - 3.16%
       4,800   Amer Group, Ltd. .............................            248,897
      57,300   Nokia Oyj ....................................            656,976
       9,000   Sampo Oyj ....................................             84,782
      21,600   Stora Enso Oyj ...............................            299,890
       3,100   TietoEnator Oyj ..............................             86,154
       4,400   Vaisala Oyj ..................................            100,579
                                                                   -------------
                                                                       1,477,278
                                                                   -------------
               FRANCE - 6.14%
       3,800   Carbone Lorraine S.A. *.......................            152,012
       9,600   Carrefour S.A. ...............................            457,717
      22,627   Credit Agricole S.A. .........................            533,562
       4,400   Euronext N.V. ................................            117,201
       5,700   Lagardere S.C.A. .............................            346,655
       4,300   Neopost S.A. .................................            249,355
       4,500   Sanofi-Synthelabo S.A. .......................            298,309
       3,700   Total S.A., Series B .........................            718,022
                                                                   -------------
                                                                       2,872,833
                                                                   -------------
               GERMANY - 7.16%
       7,800   BASF AG ......................................            415,532
      29,500   Deutsche Telekom AG * ........................            494,041
       7,400   E. On AG .....................................            526,431
       2,000   Fielmann AG ..................................            114,174
       2,800   Medion AG ....................................             60,468
      10,300   MG Technologies AG * .........................            129,000
       5,500   Muenchener Ruckversicherungs-Gesellschaft AG              527,908
       1,050   PUMA AG ......................................            247,586
       5,500   Schering AG ..................................            308,884
       5,900   Siemens AG ...................................            413,901
       4,511   Techem AG * ..................................            108,272
                                                                   -------------
                                                                       3,346,197
                                                                   -------------
               GREECE - 0.36%
       8,590   OPAP S.A. ....................................            166,388
                                                                   -------------
               HONG KONG - 1.59%
      45,500   CLP Holdings, Ltd. ...........................            254,340
      51,200   Esprit Asia Holdings, Ltd. ...................            228,437
     121,000   Pacific Basin Shipping, Ltd. *................             35,680
     254,000   Texwinca Holdings, Ltd. ......................            223,070
                                                                   -------------
                                                                         741,527
                                                                   -------------
               HUNGARY - 0.64%
       1,880   Gedeon Richter Rt. ...........................            185,705
       2,700   MOL Magyar Olaj-es Gazipari Rt. ..............            111,312
                                                                   -------------
                                                                         297,017
                                                                   -------------
               INDIA - 1.78%
       7,200   Hero Honda Motors, Ltd. ......................             66,589
       5,650   Hindalco Industries, Ltd., GDR ...............            134,156
      34,800   Hindustan Lever, Ltd.   ......................             87,197
      17,600   Reliance Industries, Ltd. ....................            185,545
      22,200   Satyam Computer Services, Ltd. ...............            162,282
      20,800   State Bank of India, Ltd. ....................            198,222
                                                                   -------------
                                                                         833,991
                                                                   -------------

              See accompanying Notes to Portfolios of Investments.

-------------------------------------------------------------- [LOGO OF MEMBERS]
QUARTERLY HOLDINGS REPORT JULY 31, 2004                           MUTUAL FUNDS

--------------------------------------------------------------------------------
28  INTERNATIONAL STOCK FUND -- PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

                                                                       Value
      Shares                                                         (Note 1)
      ------                                                         --------
COMMON STOCKS (CONTINUED)

               INDONESIA - 0.94%
     419,500   HM Sampoerna Tbk PT ..........................      $     250,276
      11,200   Telekomunikasi Indonesia Tbk PT, ADR *........            190,512
                                                                   -------------
                                                                         440,788
                                                                   -------------
               IRELAND - 3.18%
      23,216   Allied Irish Banks PLC .......................            357,240
      11,265   Anglo Irish Bank Corp. PLC ...................            177,543
      31,900   Bank of Ireland ..............................            415,397
      16,087   CRH PLC ......................................            360,242
      10,100   DCC PLC ......................................            175,803
                                                                   -------------
                                                                       1,486,225
                                                                   -------------
               ISRAEL - 0.24%
      42,000   Bank Hapoalim, Ltd. ..........................            114,512
           0   Koor Industries, Ltd. * ......................                  1
                                                                   -------------
                                                                         114,513
                                                                   -------------
               ITALY - 1.77%
       2,500   Davide Campari-Milano SpA ....................            120,912
      27,700   Eni SpA ......................................            569,872
      64,600   Terna SpA *...................................            138,342
                                                                   -------------
                                                                         829,126
                                                                   -------------
               JAPAN - 11.73%
       2,900   ACOM Co., Ltd. ...............................            186,694
       4,200   Credit Saison Co., Ltd. ......................            127,084
       5,000   Daito Trust Construction Co., Ltd. ...........            186,308
          21   eAccess, Ltd. * ..............................             22,249
          84   eAccess, Ltd. (H) *...........................             83,717
          48   East Japan Railway Co. .......................            261,603
       6,200   Fanuc, Ltd. ..................................            357,387
       9,000   Hisamitsu Pharmaceutical Co., Inc. ...........            159,919
       2,700   Lawson, Inc. .................................            104,727
       9,700   Leopalace21 Corp. ............................            192,911
      26,000   Mitsubishi Estate Co., Ltd. ..................            295,776
       4,600   NEC Electronics Corp. ........................            237,899
       2,300   Nichii Gakkan Co. ............................             87,973
      49,300   Nissan Motor Co., Ltd. .......................            532,064
      32,000   Nomura Holdings, Inc. ........................            439,021
         124   NTT DoCoMo, Inc. .............................            215,991
       3,000   Sammy Corp. ..................................            147,879
       3,000   Secom Techno Service Co., Ltd. ...............            100,202
       6,600   Shin-Etsu Chemical Co., Ltd. .................            224,000
      41,000   Sumitomo Trust & Banking Co., Ltd. ...........            240,018
      23,000   Suruga Bank, Ltd. ............................            159,012
       5,600   Takeda Chemical Industries, Ltd. .............            261,962
      96,000   Tokyo Gas Co., Ltd. ..........................            343,057
       9,000   Uniden Corp. .................................            185,051
       2,100   USS Co., Ltd. ................................            169,697
       2,800   Yamada Denki Co., Ltd. .......................             96,790
          40   Yoshinoya D&C Co., Ltd. ......................             67,160
                                                                   -------------
                                                                       5,486,151
                                                                   -------------
               MEXICO - 1.63%
      46,800   America Telecom, S.A. de C.V., Series A *.....             92,554
         711   Cemex S.A. de C.V., ADR ......................             20,036
       2,170   Fomento Economico Mexicano S.A. de C.V., ADR               95,350
       2,500   Grupo Televisa, S.A. de C.V., ADR ............            117,500
      26,900   Kimberly-Clark de Mexico, S.A. de C.V., Class A            72,393
       8,600   Telefonos de Mexico S.A. de C.V., ADR ........            265,568
      28,200   Urbi Desarrollos Urbanos S.A. de C.V. *.......             97,399
                                                                   -------------
                                                                         760,800
                                                                   -------------
               NETHERLANDS - 6.60%
       3,300   Akzo Nobel N.V. ..............................            108,864
       4,440   Boskalis Westminster N.V. ....................            114,527
       2,848   Fugro N.V. ...................................            189,310
       8,221   Heineken N.V. ................................            257,455
       6,573   Hunter Douglas N.V. ..........................            308,411
       1,482   IHC Caland N.V. ..............................             62,940
       5,900   Imtech N.V. ..................................            159,712
      50,100   Koninklijke KPN ..............................            370,091
      13,263   Philips Electronics N.V. .....................            321,368
      19,200   Royal Dutch Petroleum Co. ....................            962,557
       6,300   Telegraaf Holdings MIJ N.V. ..................            138,705
       6,078   United Services Group N.V. ...................             90,674
                                                                   -------------
                                                                       3,084,614
                                                                   -------------
               NORWAY - 1.38%
      35,900   Den Norske Bank ASA ..........................            246,041
       6,300   Ekornes ASA ..................................            120,087
      22,200   Statoil ASA ..................................            278,146
                                                                   -------------
                                                                         644,274
                                                                   -------------
               PERU - 0.19%
       7,000   Credicorp, Ltd. ..............................             88,760
                                                                   -------------
               PHILIPPINES - 0.19%
       4,000   Philippine Long Distance Telephone Co., ADR *              89,640
                                                                   -------------
               RUSSIA - 0.36%
         955   LUKOIL, ADR ..................................            104,095
       4,900   Wimm-Bill-Dann Foods OJSC, ADR *..............             64,190
                                                                   -------------
                                                                         168,285
                                                                   -------------
               SINGAPORE - 0.62%
      39,000   Overseas Chinese Banking Corp., Ltd. .........            290,325
                                                                   -------------
               SOUTH AFRICA - 3.23%
      32,300   ABSA Group, Ltd. .............................            263,298
       4,300   Edgars Consolidated Stores, Ltd. .............            109,405
      11,100   Harmony Gold Mining Co., Ltd., ADR ........               121,656
       2,050   Impala Platinum Holdings, Ltd. ...............            162,266
      23,000   Kumba Resources, Ltd. ........................            131,061
      97,900   Old Mutual PLC ...............................            186,109
      59,100   Sanlam, Ltd. .................................             82,542
      10,500   Sappi, Ltd. ..................................            149,263
       9,500   Sasol, Ltd. ..................................            157,322
     115,596   Steinhoff International Holdings, Ltd. .......            148,531
                                                                   -------------
                                                                       1,511,453
                                                                   -------------

              See accompanying Notes to Portfolios of Investments.

[LOGO OF MEMBERS] --------------------------------------------------------------
  MUTUAL FUNDS                           QUARTERLY HOLDINGS REPORT JULY 31, 2004

--------------------------------------------------------------------------------
INTERNATIONAL STOCK FUND -- PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)  29
--------------------------------------------------------------------------------

                                                                       Value
      Shares                                                         (Note 1)
      ------                                                         --------
COMMON STOCKS (CONTINUED)

               SOUTH KOREA - 4.51%
       5,700   Daewoo Shipbuilding & Marine Engineering
               Co., Ltd., GDR (C) * .........................      $     133,950
       1,150   Hite Brewery Co., Ltd. .......................             77,191
       2,700   Hyundai Motor Co. ............................            100,197
       9,686   Kookmin Bank *................................            266,272
      10,540   KT Corp., ADR ................................            187,507
         400   KT Corp. .....................................             12,723
       3,200   LG Chem, Ltd. ................................            106,575
       1,500   LG Electronics, Inc. .........................             62,463
       4,400   LG Household & Health Care, Ltd. .............            107,037
       5,400   LG.Philips LCD Co., Ltd., ADR *...............             76,140
         740   POSCO ........................................            100,924
       2,400   POSCO, ADR ...................................             87,072
       2,019   Samsung Electronics Co., Ltd., GDR (C) .......            361,401
       2,074   Samsung Fire & Marine Insurance Co., Ltd. ....            115,981
         920   Samsung SDI Co., Ltd. ........................             86,139
         870   SK Telecom Co., Ltd. .........................            118,281
       6,139   SK Telecom Co., Ltd., ADR ....................            108,415
                                                                   -------------
                                                                       2,108,268
                                                                   -------------
               SPAIN - 2.56%
      13,400   Abengoa, S.A. ................................            116,075
       4,200   Aldeasa, S.A. ................................            120,767
      13,000   Altadis, S.A. ................................            406,022
       1,900   Antena 3 de Television S.A. * ................            100,351
       9,100   Corporacion Mapfre S.A. ......................            104,227
       2,500   Gestevision Telecinco S.A. * .................             39,492
      11,700   Indra Sistemas, S.A. .........................            149,208
      10,100   Prosegur, CIA de Seguridad S.A. ..............            158,818
                                                                   -------------
                                                                       1,194,960
                                                                   -------------
               SWEDEN - 1.74%
       9,200   Alfa Laval AB ................................            146,850
       2,500   Autoliv, Inc., SDR ...........................            103,916
      12,160   Elekta AB *...................................            283,620
      10,300   Getinge AB ...................................            118,776
      16,400   Swedish Match AB .............................            160,271
                                                                   -------------
                                                                         813,433
                                                                   -------------
               SWITZERLAND - 3.82%
       9,700   Compagnie Financiere Richemont AG *...........            250,633
      17,570   Credit Suisse Group *.........................            563,872
         320   Edipresse S.A. ...............................            161,363
         100   Geberit AG ...................................             67,235
       8,800   Swiss Reinsurance Co. ........................            514,268
       3,400   UBS AG .......................................            227,535
                                                                   -------------
                                                                       1,784,906
                                                                   -------------
               TAIWAN - 1.49%
      61,571   Advantech Co., Ltd. *.........................            120,461
      92,603   Chinatrust Financial Holding Co., Ltd. .......             94,538
      11,093   Compal Electronics, Inc., GDR ................             49,587
      33,350   Compal Electronics, Inc. *....................             33,262
     139,000   Fubon Group Co., Ltd. ........................            114,504
      44,520   Hon Hai Precision Industry Co., Ltd. *........            160,450
     119,069   United Microelectronics Corp. * ..............             76,016
      13,517   United Microelectronics Corp., ADR * .........             50,014
                                                                   -------------
                                                                         698,832
                                                                   -------------
               THAILAND - 0.22%
      87,700   Delta Electronics (Thailand) Public Co., Ltd.              42,449
     114,100   Thai Union Frozen Products Public Co.,
               Ltd. - Foreign ...............................             60,750
                                                                   -------------
                                                                         103,199
                                                                   -------------
               TURKEY - 0.26%
  29,250,125   Akbank T.A.S. ................................            120,506
                                                                   -------------
               UNITED KINGDOM - 20.31%
      75,500   Barclays PLC .................................            631,791
      43,200   BP PLC .......................................            405,511
      76,800   BRiT Insurance Holdings PLC ..................            113,166
      13,100   Bunzl PLC ....................................            104,856
      31,300   Cadbury Schweppes PLC ........................            256,370
       9,400   Carpetright PLC ..............................            188,100
      21,900   Cattles PLC ..................................            119,419
      43,300   Diageo PLC ...................................            536,812
      11,300   Enterprise Inns PLC ..........................            109,566
      44,900   GlaxoSmithKline PLC ..........................            912,364
      21,600   Halfords Group PLC * .........................            105,405
      57,530   HSBC Holdings PLC ............................            845,095
      11,800   Imperial Tobacco Group PLC ...................            256,733
      17,300   Intertek Group PLC ...........................            175,295
       1,200   John Wood Group PLC ..........................              2,576
      45,360   Kesa Electricals PLC .........................            231,872
     103,700   Kidde PLC ....................................            224,489
       7,273   Man Group PLC ................................            173,057
      17,700   Northgate PLC ................................            225,393
      51,600   Prudential PLC ...............................            425,692
      16,600   Regus Group PLC * ............................             17,817
      72,300   Rentokil Initial PLC .........................            186,765
      17,100   Rio Tinto PLC ................................            445,770
      26,900   Royal Bank of Scotland Group PLC .............            756,538
       3,500   Signet Group PLC, ADR ........................            213,146
      10,100   Smiths Group PLC .............................            134,126
      14,100   Trinity Mirror PLC ...........................            159,543
      33,000   Unilever PLC .................................            291,455
     439,900   Vodafone Group PLC ...........................            954,292
      18,200   William Hill PLC .............................            170,840
      18,400   Wimpey George PLC ............................            123,931
                                                                   -------------
                                                                       9,497,785
                                                                   -------------
               VENEZUELA - 0.31%
       7,234   Compania Anonima Nacional Telefonos de
               Venezuela, ADR ...............................            144,463
                                                                   -------------
               TOTAL COMMON STOCKS ..........................         44,154,853
               (Cost $37,028,859)                                  -------------

              See accompanying Notes to Portfolios of Investments.

-------------------------------------------------------------- [LOGO OF MEMBERS]
QUARTERLY HOLDINGS REPORT JULY 31, 2004                           MUTUAL FUNDS

--------------------------------------------------------------------------------
30 INTERNATIONAL STOCK FUND -- PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

                                                                       Value
      Shares                                                         (Note 1)
      ------                                                         --------
PREFERRED STOCKS - 1.29%

               BRAZIL - 0.98%
     454,100   Caemi Mineracao e Metalurgica S.A. ...........      $     201,022
   8,000,000   Telemar Norte Leste S.A., Class A ............            143,694
       8,000   Usinas Siderurgicas de Minas Gerais S.A. .....            114,040
                                                                   -------------
                                                                         458,756
                                                                   -------------
               GERMANY - 0.31%
         220   Porsche AG ...................................            142,306
                                                                   -------------
               TOTAL PREFERRED STOCKS .......................            601,062
               (Cost $363,191)                                     -------------

WARRANTS AND RIGHTS - 0.00%

               JAPAN - 0.00%
         240   Belluna Co., Ltd. (L) * ......................                133
                                                                   -------------
               TOTAL WARRANTS AND RIGHTS ....................                133
               (Cost $227)                                         -------------

CERTIFICATE OF DEPOSIT - 2.79%
   1,306,861   State Street Eurodollar ......................          1,306,861
                                                                   -------------
               TOTAL CERTIFICATE OF DEPOSIT .................          1,306,861
               (Cost $1,306,861)                                   -------------
TOTAL INVESTMENTS - 98.51% ..................................         46,062,909
(Cost $38,699,138**)                                               -------------
NET OTHER ASSETS AND LIABILITIES - 1.49% ....................            698,137
                                                                   -------------
TOTAL NET ASSETS - 100.00%...................................         46,761,046
                                                                   =============

-------------------------------
           *   Non-income producing.
          **   Aggregate cost for Federal tax purposes was $38,713,628.
         (C)   Security sold within the terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors." The
               securities have been determined to be liquid under guidelines established by the Board of Trustees.
         (H)   Security purchased on a delayed delivery or when-issued basis.
         (L)   Security valued at fair value using methods determined in good faith by and under the general supervision of the Board of
               Trustees (see note 1).
         ADR   American Depository Receipt.
         GDR   Global Depository Receipt.
         PLC   Public Limited Company.
         SDR   Swedish Depository Receipt.

OTHER INFORMATION:

Industry Concentration as a Percentage of Net Assets                 % of Net Assets
                                                                     ---------------
               Banks ............................................              15.2%
               Oil & Gas ........................................               8.6%
               Communication Services ...........................               6.0%
               Telecommunications ...............................               5.8%
               Drugs & Health Care ..............................               5.0%
               Insurance ........................................               4.4%
               Other Assets Less Liabilities ....................               4.3%
               Retail ...........................................               4.2%
               Mining ...........................................               3.8%
               Financial Services ...............................               3.6%
               Food & Beverages .................................               3.6%
               Tobacco ..........................................               2.6%
               Business Services ................................               2.2%
               Chemicals ........................................               2.2%
               Electric Utilities ...............................               2.2%
               Electronics ......................................               2.2%
               Household Appliances & Home Furnishings ..........               1.9%
               Automobiles ......................................               1.8%
               Computers & Business Equipment ...................               1.7%
               Manufacturing ....................................               1.7%
               Leisure Time .....................................               1.6%
               Construction & Mining Equipment ..................               1.5%
               Conglomerates ....................................               1.3%
               Electrical Equipment .............................               1.3%
               Real Estate ......................................               1.3%
               Apparel & Textiles ...............................               1.0%
               Railroads & Equipment ............................               1.0%
               Beverages ........................................               0.6%
               Forest Products ..................................               0.6%
               Medical Products/Supplies ........................               0.6%
               Publishing .......................................               0.6%
               Auto Parts .......................................               0.5%
               Industrial Machinery .............................               0.5%
               Paper ............................................               0.5%
               Household Products ...............................               0.4%
               Aerospace ........................................               0.3%
               Commercial/Consumer Services .....................               0.3%
               Computer Software/Services .......................               0.3%
               Shipbuilding .....................................               0.3%
               Software .........................................               0.3%
               Cable ............................................               0.2%
               Hotels & Restaurants .............................               0.2%
               Insurance Companies ..............................               0.2%
               Internet .........................................               0.2%
               Retail-General ...................................               0.2%
               Retail-Specialty .................................               0.2%
               Transportation ...................................               0.2%
               Broadcasting .....................................               0.1%
                                                                             ------
                  TOTAL .........................................             100.0%
                                                                             ======

              See accompanying Notes to Portfolios of Investments.

[LOGO OF MEMBERS] --------------------------------------------------------------
  MUTUAL FUNDS                           QUARTERLY HOLDINGS REPORT JULY 31, 2004

--------------------------------------------------------------------------------
                 NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED)            31
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

Portfolio Valuation: Securities and other investments are valued as follows. Equity securities listed on any U.S. or foreign stock exchange or quoted on the National Association of Securities Dealers Automated Quotation System ("NASDAQ") are valued at the last quoted sale price or official closing price on that exchange or NASDAQ on the valuation day (provided that, for securities traded on NASDAQ, the funds utilize the NASDAQ Official Closing Price ("NOCP")). If no sale occurs, (a) equities traded on a U.S. exchange or on NASDAQ are valued at the mean between the closing bid and closing asked prices (where only bid price and asked price is quoted, or the spread between bid and asked prices is substantial, quotations for a several-day period are used to establish value) and (b) equity securities traded on a foreign exchange are valued at the official bid price. Debt securities purchased with a remaining maturity of 61 days or more are valued by a pricing service selected by the Trust or on the basis of dealer-supplied quotations. Short-term instruments having maturities of 60 days or less and all securities in the Cash Reserves Fund are valued on an amortized cost basis or, if the current market value differs substantially from the amortized cost, by marking to the market.

Over-the-counter securities not quoted on NASDAQ are valued at the last sale price on the valuation day. If no sale occurs on the valuation day, an over-the-counter security is valued at the mean between the last bid and asked prices. Over-the-counter options are valued based upon prices provided by market makers in such securities or dealers in such currencies. Financial futures contracts generally are valued at the settlement price established by the exchange(s) on which the contracts are primarily traded. The Trust's Securities Valuation Committee shall estimate the fair value of futures positions affected by the daily limit by using its valuation procedures for determining fair value, when necessary. Forward foreign currency exchange contracts are valued based on quotations supplied by dealers in such contracts.

The value of all assets and liabilities expressed in foreign currencies will be converted into U.S. dollar values at the noon (Eastern Standard Time) Reuters spot rate. All other securities for which either quotations are not readily available, no other sales have occurred, or do not, in MEMBERS Capital Advisors'opinion, reflect the current market value are appraised at their fair values as determined in good faith by and under the general supervision of the Board of Trustees.

Additionally, a Fund's investments will be valued at fair value if the Advisor determines that an event impacting the value of an investment occurred between the closing time of a security's primary market or exchange (for example, a foreign exchange or market) and the time the Fund's share price is calculated. Significant events include, but are not limited to the following:
(1) significant fluctuations in domestic markets, foreign markets or foreign currencies; (2) occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant government actions; and (3) major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the Security Valuation Committee would determine the fair value of affected securities considering factors including, but not limited to: index options and futures traded subsequent to the close; ADRs, GDRs, or other related receipts; currency spot or forward markets that trade after pricing of foreign exchange; other derivative securities traded after the close such as WEBs and SPDRs; and alternative market quotes on the affected securities.

Security Transactions and Investment Income: Security transactions are accounted for on a trade date basis. Net realized gains or losses on sales are determined by the identified cost method. Interest income is recorded on the accrual basis. Dividend income is recorded on ex-dividend date.

Repurchase Agreements: Each Fund may engage in repurchase agreements. In a repurchase agreement, a security is purchased for a relatively short period (usually not more than 7 days) subject to the obligation to sell it back to the issuer at a fixed time and price plus accrued interest. The Funds will enter into repurchase agreements only with member banks of the Federal Reserve System and with "primary dealers" in U.S. Government securities.

-------------------------------------------------------------- [LOGO OF MEMBERS]
QUARTERLY HOLDINGS REPORT JULY 31, 2004                           MUTUAL FUNDS

--------------------------------------------------------------------------------
   32            NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

Foreign Currency Transactions: The books and records are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

   (1) market value of investment securities, assets and liabilities at the current rate of exchange; and

   (2) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The High Income, Mid-Cap, Multi-Cap Growth and International Stock Funds report certain foreign currency-related transactions as components of realized gains or losses for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

The Funds do not isolate the portion of gains and losses on investments in securities that is due to changes in the foreign exchange rates from that which is due to change in market prices of securities. Such amounts are categorized as gain or loss on investments for financial reporting purposes.

Forward Foreign Currency Exchange Contracts. The High Income, Multi-Cap Growth and International Stock Funds may each purchase or sell forward foreign currency exchange contracts for defensive or hedging purposes when the Fund's Investment Advisor anticipates that the foreign currency will appreciate or depreciate in value, but securities denominated or quoted in that currency do not present attractive investment opportunities and are not held in the Fund's portfolio. In addition, these Funds may enter into forward foreign currency exchange contracts in order to protect against anticipated changes in future foreign currency exchange rates and may engage in cross-hedging by using forward contracts in a currency different from that in which the hedged security is denominated or quoted if the Fund's Investment Advisor determines that there is a pattern of correlation between the two currencies. At the period-ended July 31, 2004, only the High Income Fund had open forward foreign currency exchange contracts which are presented in the Fund's Portfolio of Investments.

If a Fund enters into a forward foreign currency exchange contract to buy foreign currency for any purpose, the Fund will be required to place cash or liquid high grade debt securities in a segregated account with the Fund's custodian in an amount equal to the value of the Fund's total assets committed to the consummation of the forward contract. If the value of the securities placed in the segregated account declines, additional cash or securities will be placed in the segregated account so that the value of the account will equal the amount of the Fund's commitment with respect to the contract.

Forward contracts are subject to the risk that the counterparty to such contract will default on its obligations. Since a forward foreign currency exchange contract is not guaranteed by an exchange or clearinghouse, a default on the contract would deprive a Fund of unrealized profits, transaction costs or the benefits of a currency hedge or force the Fund to cover its purchase or sale commitments, if any, at the current market price.

Futures Contracts: The Funds (other than Cash Reserves) may purchase and sell futures contracts and purchase and write options on futures contracts. The Funds will engage in futures contracts or related options transactions only for bona fide hedging purposes. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash, U.S. Government securities or other assets, equal to a certain percentage of the contract (initial margin deposit). Subsequent payments, known as "variation margin," are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. When a fund enters into a futures contract, the fund segregates in cash or liquid securities, of any type or maturity, equal in value to the fund's commitment. The Fund recognizes a gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets.

Delayed Delivery Securities: Each Fund may purchase securities on a when-issued or delayed delivery basis. "When-issued" refers to securities whose terms are available and for which a market exists, but that have not been issued. For when-issued or delayed delivery transactions, no payment is made until delivery date, which is typically longer than the normal course of settlement, and often more than a month or more after the purchase. When a fund enters into an agreement to purchase securities on a when-issued or delayed delivery basis, the fund segregates in cash or liquid securities, of any type or maturity, equal in value to the fund's commitment. Losses

[LOGO OF MEMBERS] --------------------------------------------------------------
  MUTUAL FUNDS                           QUARTERLY HOLDINGS REPORT JULY 31, 2004

--------------------------------------------------------------------------------
                 NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED)            33
--------------------------------------------------------------------------------

may arise due to changes in the market value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic or other factors. For the period ended July 31, 2004, the Bond Fund and the Balanced Fund entered into such transactions, the market values of which are identified in the Fund's Portfolio of Investments.

2. RESTRICTED SECURITIES

Each Fund may invest in restricted securities. A restricted security is one that is originally issued in a private placement rather than a public offering and has a contractual restriction on resale or cannot be resold publicly until it is registered under the Securities Act of 1933 (the "1933 Act"). If and when such securities are registered, the costs of registering such securities are paid by the issuer. At the period-ended July 31, 2004, only the High Income & Mid-Cap Funds held restricted securities which are presented in the Funds' Portfolio of Investments. The original cost and fair market value of the restricted securities held are as follows:

                                                                                            VALUE AS % OF
                                     ACQUISITION DATE    ACQUISITION COST     FAIR VALUE      NET ASSETS
                                     ----------------    ----------------     ----------    -------------
HIGH INCOME FUND
Doe Run Resources Corp. Series AI
PIK                                 1/23/03 - 4/15/04        $66,905           $ 31,555         0.05%
MID-CAP FUND
Wolverine Tube, Inc. PIPE                     6/21/04        $90,000           $102,870         0.18%

3. FOREIGN SECURITIES

Each Fund may invest in foreign securities, although only the High Income Fund, Multi-Cap Growth Fund and International Stock Fund anticipate having significant investments in such securities. The International Stock Fund, High Income Fund and Multi-Cap Growth Fund may invest 100%, 50% and 25%, respectively, of their assets in foreign securities. No Fund will concentrate its investments in a particular foreign country.

Foreign securities means securities that are: (1) issued by companies organized outside the U.S. or whose principal operations are outside the U.S. ("foreign issuers"), (2) issued by foreign governments or their agencies or instrumentalities (also "foreign issuers"), (3) principally traded outside the U.S., or (4) quoted or denominated in a foreign currency ("non-dollar securities"). Foreign securities include ADRs, EDRs, GDRs, SDRs and foreign money market securities.

Investing in foreign securities involves certain risks not necessarily found in U.S. markets. These include risks associated with adverse changes in economic, political, regulatory and other conditions, changes in currency exchange rates, exchange control regulations, expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments or capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities. Further, issuers of foreign securities are subject to different, and often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers.

4. SECURITIES LENDING

The Funds, excluding the Cash Reserves Fund, entered into a Securities Lending Agreement (the "Agreement") with State Street Bank and Trust Company ("State Street"). Under the terms of the Agreement, the Funds may lend portfolio securities to qualified borrowers in order to earn additional income. The Agreement requires that loans are collateralized at all times by cash or other liquid assets at least equal to 102% of the value of the securities, which is determined on a daily basis. At July 31, 2004, cash collateral received for Funds engaged in securities lending was invested in the State Street Navigator Securities Lending Prime Portfolio. The value of all collateral is included within the Portfolio of Investments.

The value of securities on loan at July 31, 2004 is as follows:

<CAPITON>
FUND                         VALUE OF SECURITIES ON LOAN
----                         ---------------------------
Bond Fund                           $32,569,512
High Income Fund                     11,590,229
Balanced Fund                        21,264,161
Capital Appreciation Fund             2,688,021
Mid-Cap Fund                          4,351,643
Multi-Cap Growth Fund                   699,233

-------------------------------------------------------------- [LOGO OF MEMBERS]
QUARTERLY HOLDINGS REPORT JULY 31, 2004                           MUTUAL FUNDS

--------------------------------------------------------------------------------
   34            NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

5. TAX INFORMATION

At July 31, 2004, the aggregate gross unrealized appreciation (depreciation) and net unrealized appreciation for all securities as computed on a federal income tax basis for each fund were as follows:

<CAPITON>
FUND                            APPRECIATION      DEPRECIATION           NET
----                            ------------      ------------           ---
Bond Fund                       $  1,949,288      $  1,222,777       $   726,511
High Income Fund                   2,403,844         1,714,125           689,719
Balanced Fund                     18,341,610        10,213,557         8,128,053
Growth and Income Fund            17,901,254        12,628,458         5,272,796
Capital Appreciation Fund         21,053,690        10,819,912        10,233,778
Mid-Cap Fund                       9,498,968         2,309,486         7,189,482
Multi-Cap Growth Fund              4,680,853         1,207,193         3,473,660
International Stock Fund           9,210,896         1,861,615         7,349,281

The differences between cost amounts for book purposes and tax purposes are primarily due to deferred losses.

6. FINANCIAL INSTRUMENTS

Investing in certain financial instruments, including forward foreign currency contracts and futures contracts, involves risks. The risks associated with these instruments include potential for an imperfect correlation between the movements in the prices of the instruments and the prices of the underlying securities and interest rates, an illiquid secondary market for the instruments or inability of counterparties to perform under the terms of the contracts and changes in the value of foreign currency relative to the U.S. dollar. The High Income Fund, Multi-Cap Growth Fund and International Stock Fund enter into these contracts primarily to protect these Funds from adverse currency movements.

7. CONCENTRATION OF RISK

The High Income Fund invests in securities offering high current income, which generally will include bonds in the below investment grade categories of recognized rating agencies (so-called "junk bonds"). These securities generally involve more credit risk than securities in the higher rating categories. In addition, the trading market for high yield securities may be relatively less liquid than the market for higher-rated securities. The Fund generally invests at least 80% of its assets in high yield securities.

[LOGO OF MEMBERS] --------------------------------------------------------------
  MUTUAL FUNDS                           QUARTERLY HOLDINGS REPORT JULY 31, 2004

--------------------------------------------------------------------------------
                          OTHER INFORMATION (UNAUDITED)                    35
--------------------------------------------------------------------------------

PROXY VOTING

The proxy voting policy and procedures for MEMBERS Mutual Funds is available to shareholders at no cost on our website at www.membersfunds.com or by calling 1-800-877-6089. The voting record for the most recent twelve-month period ended June 30 is also available to shareholders at no cost on our website at www.membersfunds.com and on the SEC's website at www.sec.gov.

ANNUAL AND SEMIANNUAL REPORTS

The Funds'annual and semiannual reports provide additional information about the Funds'investments. The reports contain a discussion of the market conditions and investment strategies that significantly affect each Fund's performance during the last fiscal year (other than the Cash Reserves Fund), and financial statements for the Funds. The reports are available to shareholders at no cost on our website at www.membersfunds.com or the SEC's website at www.sec.gov, or by calling 1-800-877-6089.

-------------------------------------------------------------- [LOGO OF MEMBERS]
QUARTERLY HOLDINGS REPORT JULY 31, 2004                           MUTUAL FUNDS

                                [LOGO OF MEMBERS]
                                  MUTUAL FUNDS

                             MEMBERS(R) Mutual Funds
                              Post Office Box 8390
                              Boston, MA 02266-8390
                                1 (800) 877-6089
                              www.membersfunds.com

                                 Distributed by:

                          CUNA Brokerage Services, Inc.
                       Office of Supervisory Jurisdiction
                                2000 Heritage Way
                             Waverly, IA 50677-9202

                                Member NASD/SIPC

Distributed by CUNA Brokerage Services, Inc. (CBSI), 2000 Heritage Way, Waverly, Iowa 50677, toll-free 1 (866) 512-6109. Nondeposit investment products are not federally insured, involve investment risk, may lose value and are not obligations of or guaranteed by the credit union. For more complete information about MEMBERS Mutual Funds, including charges and expenses, request a prospectus from your registered representative or from MEMBERS Mutual Funds, Post Office Box 8390, Boston, MA 02266-8390. Consider the investment objectives, risks, and charges and expenses of the investment carefully before investing. The prospectus contains this and other information about the investment company. For more current performance information, call 1 (800) 877-6089. Current performance may be lower or higher than the performance data quoted within. Past performance does not guarantee future results.

                                                           (C)CUNA Mutual Group

ITEM 2. CONTROLS AND PROCEDURES

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3 EXHIBITS

I, Lawrence R. Halverson, certify that:

1.  I have reviewed this report on Form N-Q of MEMBERS Mutual Funds;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

    a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

    b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principals;

    c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

    d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

    a) All significant deficiencies and material weaknesses in the design or operation of internal controls which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

    b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

DATE: 9/27/2004                   /s/ Lawrence R. Halverson
      ---------                   -------------------------
                                      Lawrence R. Halverson
                                      President, MEMBERS Mutual Funds

I, Mary L. Hoffmann, certify that:

1.  I have reviewed this report on Form N-Q of MEMBERS Mutual Funds;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

    c) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

    d) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principals;

    c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

    d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

    a) All significant deficiencies and material weaknesses in the design or operation of internal controls which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

    b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

DATE: 9/27/2004                        /s/ Mary E. Hoffmann
      ---------                        --------------------
                                           Mary E. Hoffmann
                                           Treasurer, MEMBERS Mutual Funds

                                   SIGNATURES

    Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MEMBERS MUTUAL FUNDS

BY: /s/ Lawrence R. Halverson
    -------------------------
        Lawrence R. Halverson
        President

DATE: 9/27/2004
      ---------

    Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

BY: /s/ Lawrence R. Halverson
    -------------------------
        Lawrence R. Halverson
        President, MEMBERS Mutual Funds

DATE: 9/27/2004
      ---------

BY: /s/ Mary E. Hoffmann
    --------------------
        Mary E. Hoffmann
        Treasurer, MEMBERS Mutual Funds

DATE: 9/27/2004
      ---------